   As filed with the Securities and Exchange Commission on April 14, 1997

                                                      Registration No. 33-70272
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                      -----------------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Post-Effective Amendment No. 4  [x]

                      -----------------------------------
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 6  [x]

                      -----------------------------------

                       (Check appropriate box or boxes)


               LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.
              (Exact name of registrant as specified in charter)

                           1300 South Clinton Street
                          Fort Wayne, Indiana  46802
             (Address of Principal Executive Offices)  (Zip Code)

              Registrant's Telephone Number, including Area Code
                                (219) 455-2000

                             Jack D. Hunter, Esq.
                              200 E. Berry Street
                          Fort Wayne, Indiana  46802
                    (Name and Address of Agent for Service)

                        Copies of all communications to
                        Freedman, Levy, Kroll & Simonds
                        1050 Connecticut Avenue, N.W.,
                                   Suite 825
                            Washington, D.C. 20036
                       Attention: Gary O. Cohen, Esq.
                                  Bruce Rosenblum, Esq.

                         Fiscal year-end:  December 31

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2(b)(1), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1996) on February 27, 1997.

     It is proposed that this filing will become effective:
         ___ immediately upon filing pursuant to paragraph (b)

          X  on 5/1/97 pursuant to paragraph (b)
         ---
         ___ 60 days after filing pursuant to paragraph (a)(1)
         ___ on _____________ pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on _____________ pursuant to paragraph (a)(2) of Rule 485.

-------------------------------------------------------------------------------

               LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.

                                  CONTENTS OF

                        POST-EFFECTIVE AMENDMENT NO. 4
                              AND AMENDMENT NO. 6
                                 on Form N-1A

This Registration Statement consists of the following papers and documents:

     Facing Sheet

     Contents Sheet

     Cross-reference Sheet

     Part A-

          Prospectus

     Part B-

          Statement of Additional Information

     Part C-

          Items 24 through 32.

          Signatures.

          Exhibit Index.

     Exhibits

               LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.
                             CROSS REFERENCE SHEET
                         [as required by Rule 481(a)]


Item Number - Part A             Location in Prospectus
--------------------             ----------------------
 1.  Cover Page                  Preface

 2.  Synopsis                    Not Applicable

 3.  Condensed Financial         Preface
     Information

 4.  General Description of      Description of the Fund; Investment
     Registrant                  Policies and Techniques; Investment
                                 Restrictions; Strategic Portfolio
                                 Transactions (Prospectus and Appendix);
                                 Special Risk Factors

 5.  Management of the Fund      Description of the Fund; Investment
                                 Policies and Techniques; Management
                                 of the funds (Appendix)

 5A. Management's Discussion     Management Discussion of Fund
     of Fund Performance         Performance (Appendix)

 6.  Capital Stock and Other     Description of Shares; Sales and
     Securities                  Redemption of Shares; General
                                 Securities Information;
                                 Distribution and Federal Income Tax
                                 Considerations (All in Appendix)

 7.  Purchase of Securities      Net Asset Value; Purchase of
     Being Offered               Securities Being Offered; Sale and
                                 Redemption of Shares (All in Appendix)

 8.  Redemption or Repurchase    Sale and Redemption of Shares (Appendix)

 9.  Legal Proceedings           Not Applicable

                                 Location in Statement of
Item Number - Part B             Additional Information
--------------------             ------------------------
10.  Cover Page                  Cover Page

11.  Table of Contents           Table of Contents

12.  General Information         Not Applicable
     and History

13.  Investment Objectives       Investment Restrictions; Investment
     and Policies                Policies and Techniques (continued)
                                 (Appendix); Strategic Portfolio
                                 Transactions (Appendix)

14.  Management of the           Directors and Officers (Appendix)
     Fund

15.  Control Persons and         See "Management of the Funds" and
     Principal                   "Description of Shares" in the
                                 Prospectus Appendix

16.  Investment Advisory         Investment Advisor and Sub-Advisor;
     and Other Services          Custodian; Independent Auditors (All in
                                 Appendix)

17.  Brokerage Allocation        Portfolio Transactions and Brokerage

18.  Capital Stock and           Not Applicable
     Other Securities

19.  Purchase, Redemption        Purchase of Securities Being Offered;
     and Pricing of              Sale and Redemption of Shares; and
     Securities Being Offered    Net Asset Value; all in the Prospectus
                                 Appendix

20.  Tax Status                  Taxes

21.  Underwriters                Not Applicable

22.  Calculation of              Not Applicable (See the SAI for the
     Performance Data            Variable Annuity Account on Form N-4.)

23.  Financial Statements        Financial Statements

PREFACE TO THE MULTI FUND(R) PROSPECTUSES

PAGES 21 AND 22 ARE PART OF THE PROSPECTUS FOR EACH OF THE FOLLOWING FUNDS:
Lincoln National Aggressive Growth Fund, Inc. (AG)

Lincoln National Bond Fund, Inc. (B)

Lincoln National Capital Appreciation Fund, Inc. (CA)

Lincoln National Equity-Income Fund, Inc. (E-I)

Lincoln National Global Asset Allocation Fund, Inc. (GAA)

Lincoln National Growth and Income Fund, Inc. (GI)

Lincoln National International Fund, Inc. (I)

Lincoln National Managed Fund, Inc. (M)

Lincoln National Money Market Fund, Inc. (MM)

Lincoln National Social Awareness Fund, Inc. (SA)

Lincoln National Special Opportunities Fund, Inc. (SO)


                               Preface/Directory

Shares of all the funds are sold to Lincoln National Life Insurance Co. (Lincoln Life) for allocation to its Variable Annuity Account C (the variable annuity account [VAA]) to fund variable annuity contracts and for allocation to its Variable Life Account K to fund variable life insurance contracts.

To fund its variable life contracts, Variable Life Account D buys shares of the Bond, Growth and Income, Managed, Money Market and Special Opportunities Funds. To fund its variable life contracts, Variable Life Account G buys shares of the Growth and Income and Special Opportunities Funds.

Each of these Variable Life and Annuity Accounts may be referred to as a variable account. For each fund listed above, see Description of the fund in its Prospectus for a statement of that fund's investment objective. Each of these funds is referred to individually as a fund; collectively, as the funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THESE PROSPECTUSES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These Prospectuses set forth concisely the information about each fund that you ought to know before investing. Please read and keep this Prospectus booklet for future reference.

A separate Statement of Additional Information (SAI) for each fund has been filed with the SEC. By this reference, each SAI, dated May 1, 1997, is incorporated into the Prospectus of the fund with which it is registered. A free copy will be provided upon request. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

The Financial Highlights table of each fund contains per-share data calculated on the basis of a share outstanding throughout the period, together with financial ratios and other supplemental data. The Financial Highlights table is incorporated by reference to the fund's 1996 Annual Report. A copy of the Annual Report will be provided on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THESE PROSPECTUSES, IN CONNECTION WITH THE OFFERS CONTAINED IN THEM. IF ANY ARE GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND(S) IN QUESTION. THESE PROSPECTUSES DO NOT CONSTITUTE OFFERS BY THE FUNDS TO SELL, OR SOLICITATIONS OF ANY OFFERS TO BUY, ANY OF THE SECURITIES OFFERED BY THEM IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE THOSE OFFERS.

Prospectuses dated May 1, 1997

DIRECTORY FOR THE FUND PROSPECTUSES

                               Preface/Directory

Subject                             Page
----------------------------------------
PREFACE                              21
DESCRIPTION OF THE FUND
Aggressive Growth Fund               23
Bond Fund                            29
Capital Appreciation Fund            33
Equity-Income Fund                   37
Global Asset Allocation Fund         41
Growth and Income Fund               47
International Fund                   49
Managed Fund                         53
Money Market Fund                    57
Social Awareness Fund                59
Special Opportunities Fund           61
----------------------------------------

INVESTMENT POLICIES AND TECHNIQUES
Aggressive Growth Fund               23
Bond Fund                            29
Capital Appreciation Fund            33
Equity-Income Fund                   37
Global Asset Allocation Fund         41
Growth and Income Fund               47
International Fund                   49
Managed Fund                         53
Money Market Fund                    57
Social Awareness Fund                59
Special Opportunities Fund           61
----------------------------------------

INVESTMENT RESTRICTIONS
Aggressive Growth Fund               26
Bond Fund                            30
Capital Appreciation Fund            35
Equity-Income Fund                   39
Global Asset Allocation Fund         44
Growth and Income Fund               47
International Fund                   51
Managed Fund                         54
Money Market Fund                    58
Social Awareness Fund                60
Special Opportunities Fund           62

Subject                                                  Page
-------------------------------------------------------------
STRATEGIC PORTFOLIO TRANSACTIONS
Aggressive Growth Fund                                    26
Bond Fund                                                 31
Capital Appreciation Fund                                 36
Equity-Income Fund                                        39
Global Asset Allocation Fund                              45
Growth and Income Fund                                    48
International Fund                                        51
Managed Fund                                              55
Money Market Fund                                         58
Social Awareness Fund                                     60
Special Opportunities Fund                                63
-------------------------------------------------------------

APPENDIX - CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS
Net asset value                                           65
Management of the funds                                   65
Purchase of securities being offered                      67
Sale and redemption of shares                             68
Distributions and federal income tax considerations       68
Management discussion of fund performance                 68
Description of shares                                     68
Strategic portfolio transactions-Additional information   69
Foreign investments                                       71
General information                                       72
Statement of Additional Information
Table of contents - 11 underlying funds                   73

LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.


                                    Capital
                                 Appreciation

DESCRIPTION OF THE FUND

The Capital Appreciation Fund (fund) was incorporated in Maryland in 1993 as an open-end diversified management investment company whose investment objec-tive is long-term growth of capital in a manner consistent with the preserva-tion of capital. The fund pursues its objective through a strategic policy of investing in a diversified portfolio of common stock (and securities convert-ible into common stock) of issuers of all sizes, with particular emphasis on issuers with earnings growth potential that may not be recognized in the mar-ket.

The fund's objective, strategic policy and some restrictions are fundamental, and cannot be changed without the affirmative vote of a majority of the fund's outstanding shares. All other investment policies, practices and restrictions of the fund are not fundamental, so they may be changed by a majority vote of the Board of Directors. See General information in the Appendix. There is no assurance that the objective of the fund will be achieved. Realization of in-come is not a significant investment consideration, and any income realized on the fund's investments will be incidental to its primary objective.

The fund is not designed as a short-term trading vehicle, and should not be relied upon for short-term financial needs. The principal risks of this fund are those normally associated with investing in the common stock of a broad range of companies, and the potential for shares to fluctuate in value with the common stock market. Additional risks are discussed under Special risk factors.

Because the strategic policy of this fund is to emphasize investment in a broad range of companies, it is expected that at times the volatility level may depart somewhat from broad stock market indices such as the Standard & Poor's 500 Index (S&P 500). See Investment policies and techniques.

Fund management expects securities selection for the fund to closely parallel that of the Janus Fund, a publicly available mutual fund which is part of the Janus group of funds. However, there is no precise correlation between the two. Selection criteria for the securities and the relative weightings of the selections can differ based on asset size, timing, cash flow, expenses and other factors.

PORTFOLIO MANAGER

Since 1994 the portfolio manager for the fund has been James P. Craig, Vice-President of Janus Capital Corporation, sub-advisor to the fund. Craig has been active in investment management since 1981, with Janus since 1985. He holds a Master's Degree in finance from the Wharton School, University of Pennsylvania.

INVESTMENT POLICIES AND TECHNIQUES

Common stocks selected for the fund will generally be from those industries and companies both in the United States and overseas, which, in the opinion of the sub-advisor, are experiencing a high demand for their products and serv-ices and for which both the competitive environment and the regulatory climate are favorable. Within this framework the fund intends to buy stocks with earn-ings growth potential that may not be recognized in the market. Capital growth potential is the sole criterion. Realization of interest income is incidental. The fund intends to purchase stocks of a large number of issuers of all sizes, from large, well-established companies to smaller, emerging growth companies. Under normal conditions a minimum of 65% of the fund's total assets will be invested in common stocks at any one time.

Up to 35% of the fund's total assets may be invested in debt securities, cash, and/or cash equivalents, in any combination, either because the fund antici-pates an opportunity for capital growth from those securities, or because it seeks a return on idle cash. Debt securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities. Cash equivalents include, but are not lim-ited to, short-term government securities (i.e., with remaining maturities of less than one year), high-grade commercial paper, certificates of deposit, re-purchase agreements, banker's acceptances and time deposits.

The fund intends to limit its investments in debt securities and cash equiva-lents to those issued by: U.S. companies; the U.S. Government, its agencies and instrumentalities; foreign governments, their agencies and instrumentali-ties; and supranational organizations such as (but not limited to) the Euro-pean Economic Community and the World Bank. When the fund invests in debt se-curities and cash equivalents, the investment income of the fund may increase; however, the fund will not be participating in stock market advances and de-clines to the extent it would if it were fully invested in common stocks.

                                    Capital
                                  Appreciation

SPECIAL SITUATIONS
At times, the fund may invest in certain securities under special situations. A special situation arises when, in the sub-advisor's opinion, the securities of a particular company will be recognized and appreciate in value due to a spe-cific development at that company. Developments creating a special situation might include a new product or process, a management change or a technological breakthrough. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of the strategy on the fund will de-pend on the fund's size and the extent of the holdings of the special situation company relative to its total assets.

FOREIGN INVESTMENTS; AMERICAN DEPOSITARY RECEIPTS (ADRS)
The fund may invest up to 25% of its assets in foreign securities, defined as those which are denominated in a foreign currency and not publicly traded in the United States. Foreign investing involves risks that differ from investing in U.S. markets. For a discussion of those risks see Foreign investments in the Appendix. A detailed discussion of how the fund intends to handle these risks appears in the SAI.

In connection with its foreign investments and as a non-fundamental policy, the fund will not commit more than 10% of its assets to the currency cross-hedge contracts and will maintain high-grade, liquid assets to cover those contracts. See Foreign investments in the Appendix for an explanation of these transac-tions.

In addition, the fund may purchase dollar-denominated ADRs, which do not in-volve the same direct currency and liquidity risks as securities denominated in foreign currency, because they are issued by domestic banks and publicly traded in the U.S. ADRs are U.S. securities which indirectly replace foreign securi-ties and will not be subject to the 25% limit.

HIGH-YIELD/HIGH-RISK BONDS
The fund has no pre-established minimum quality standards and may invest in debt securities of any quality, including lower-rated bonds (including junk bonds) that may offer higher yields because of the greater risk involved in those investments. See Special risk factors. It may invest up to 35% of its as-sets in those securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's Investors Service and BB or lower by Standard & Poor's Corp.) constitute lower-rated securities that are subject to the above limit. Unrated bonds or bonds with split ratings are included in this limit if the portfolio manager determines that these secu-rities have the same characteristics as non-investment-grade bonds. Even though the fund may at times invest in non-investment-grade securities, it invests primarily in medium-grade obligations. See Special risk factors.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

The fund may invest in mortgage- and asset-backed securities. These securities are subject to prepayment risk, meaning there is the possibility that prepay-ments on the underlying mortgages or other loans will cause the principal and interest on the mortgage- and asset-backed securities to be paid before their stated maturities. Unscheduled prepayments are more likely to speed up during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, the fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during those periods will also limit the fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepay-ment. On the other hand, these securities are also subject to maturity exten-sion risk. This is the risk that in a period of rising interest rates, prepay-ments may occur at a slower than expected rate, which may cause these securi-ties to fluctuate more widely in response to changes in interest rates.

WHEN-ISSUED SECURITIES
The fund may purchase new issues of U.S. Government securities on a when-issued basis. However, it does not intend to invest more than 20% of its assets in when-issued securities. Because actual payment for and delivery of when-issued securities generally take place 15 to 45 days after the purchase date, a fund that purchases when-issued securities bears the risk that interest rates on debt securities at the time of delivery may be higher or lower than those con-tracted for on the when-issued security.

ILLIQUID SECURITIES
The fund may invest up to 15% of its net assets in loans to other persons and/or securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institu-tional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines.

BORROWING
The fund may borrow money from banks for temporary or emergency purposes in an amount not to exceed 25% of its total assets. Certain state insurance regula-tions may impose additional restrictions on the fund's ability to borrow money. See the SAI.

                                    Capital
                                 Appreciation

DIVERSIFICATION
The fund qualifies as a diversified investment company under the Investment Company Act of 1940 (1940 Act). As a fundamental policy, a diversified fund may not purchase a security of any issuer (except cash items and U.S. Government securities) if: a) it would cause the fund to own more than 10% of the out-standing voting securities of that issuer; or b) it would cause the fund's holdings of that issuer to amount to more than 5% of the fund's total assets (as applied to 75% of the fund's total assets). It may invest up to 25% of its total assets in the securities of one issuer. See Item 1. under Investment re-strictions.

The fund does not anticipate concentrating its holdings in so few issuers un-less the sub-advisor believes a security has the potential for substantial cap-ital appreciation consistent with the fund's investment policies and goals. However, the fund does intend to take advantage of the ability to invest more than 5% of its total assets in the securities of one issuer. To the extent that the fund invests more than 5% of its assets in a particular issuer, its expo-sure to credit risk and/or market risks associated with that issuer increases. As an additional fundamental policy, the fund will not invest more than 25% of its total assets in any particular industry.

SPECIAL RISK FACTORS
Lower-rated bonds involve a higher degree of credit risk--that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, and could expect a decline in the market value of the securities af-fected. More careful analysis of the financial condition of each issuer of lower grade securities is necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience finan-cial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and obtain additional financing.

The market prices of lower-grade securities are generally less sensitive to in-terest rate changes than higher-rated investments, but more sensitive to ad-verse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securi-ties. Since the last major economic recession, there has been a substantial in-crease in the use of high-yield/high risk debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield/high risk securities in a prolonged economic downturn may not pro-vide an accurate indication of future performance during such periods. Lower-rated securities also may have less liquid markets than higher-rated securi-ties, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

The fund may also invest in unrated debt securities of foreign and domestic is-suers. Unrated debt, while not necessarily of lower quality than rated securi-ties, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account in-dividual factors relevant to each issue and may not be updated regularly, the sub-advisor may treat these securities as unrated debt. Unrated debt securities will be included in the 35% limit of the fund, unless the sub-advisor deems these securities to be the equivalent of investment grade securities. See the Appendix to the SAI for a description of bond credit rating categories.

PORTFOLIO TURNOVER
Although it is the policy of the fund to purchase and hold securities for ap-preciation of capital, changes in the securities held by the fund generally will be made whenever the fund believes changes are advisable. Investment changes may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments in the United States and abroad not foreseen at the time of the investment decision. Because investment changes usually will be made without reference to the length of time a security has been held, a significant number of short-term transactions may result. It is expected that the fund's portfolio turnover rate will not exceed 200% under normal market conditions. (For example, a rate of portfolio turnover of 100% would occur if all of the fund's portfolio were replaced in a period of one year.)

To a limited extent the fund may also purchase individual securities in antici-pation of relatively short-term price gains, and the rate of portfolio turnover will not be a determining factor in the sale of such securities. Certain tax rules may restrict the fund's ability to sell securities in some circumstances when the security has been held for less than three months. Increased portfolio turnover results in higher brokerage costs for the fund. During 1996 the fund's portfolio turnover was 92.73% and in 1995 it was 195.63%.

INVESTMENT RESTRICTIONS

The following is a partial list of the investment restrictions that have been adopted by the fund as fundamental policies. See General information in the Ap-pendix. For purposes of the following restrictions: (1) all percentage limita-tions apply immediately after the making of an investment; and (2) any subse-quent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

                                    Capital
                                  Appreciation

The fund may not:

1. Own more than 10% of the outstanding voting securities of any one issuer and, as to 75% of the value of the total assets of the fund, purchase the securities of any one issuer [except cash item and government securities as defined under the Investment Company Act of 1940 (1940 Act)], if immedi-ately after and as a result of such purchase the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets. (With respect to the remaining 25% of the fund's total assets, the fund does not anticipate that any more than 15% of the fund's total assets would be invested in the securities of a single issuer at any time, other than those of the U.S. Government, its agencies and instrumen-talities);

2. Invest more than 5% of its net assets in securities restricted as to re-sale; and/or

3.  Invest more than 25% of its assets in any one industry.

A complete listing of the fund's fundamental and non-fundamental investment re-strictions can be found in the SAI.

FIXED INCOME INVESTING

The performance of the debt component of the fund depends primarily on interest rate changes, the average weighted maturity of the fund and the quality of the securities held. The debt component of the fund will tend to decrease in value when interest rates rise and increase when interest rates fall. Subject to ap-plicable maturity restrictions, the fund will vary its average maturities based on the sub-advisor's analysis of interest rate trends and other factors. Gener-ally, shorter-term securities are less sensitive to interest rate changes, but offer lower yields; conversely, longer-term securities are more sensitive to interest rate changes, but offer higher yields. The fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The extent that these changes are reflected in the fund's share price will depend upon the extent of the fund's investment in such secu-rities.

STRATEGIC PORTFOLIO TRANSACTIONS

The portfolio manager for the fund has considerable discretion in the selection of appropriate fund investments. In the exercise of that discretion, the port-folio manager may, at any given time, invest a portion of the fund's assets in one or more strategic portfolio transactions which we define as derivative transactions and cash enhancement transactions.

For your convenience, in the Appendix, we have included a basic discussion of these special financial arrangement transactions and some of the risks associ-ated with them. Note also that the SAI booklet for the 11 funds contains defi-nitions of the more commonly used derivative transactions, technical explana-tions of how these transactions will be used and the limits on their use. You should consult your financial counselor if you have specific questions.

THE CAPITAL APPRECIATION FUND IS AUTHORIZED:
a) for derivative transactions, to: buy and sell options on securities (includ-ing index options) and options on foreign currencies; buy and sell futures con-tracts for instruments based on financial indices, including interest rates or an index of U.S. Government or foreign government securities or equity or fixed-income securities, futures contracts on foreign currencies and on fixed-income securities; buy and sell options on futures contracts; engage in forward contracts, interest rate swaps and swap-related products.

b) for cash enhancement transactions, to lend portfolio securities; engage in repurchase and reverse repurchase transactions. Collateral will be continually maintained at no less than 102% of the value of the loaned securities or of the repurchase price, as applicable. As a matter of fundamental policy, the fund will not lend securities if, as a result, more than 25% of its total assets would be lent to other parties.

                                    Appendix
APPENDIX - CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS

This Appendix constitutes part of the Prospectuses of Lincoln National Aggres-sive Growth Fund, Inc. (Aggressive Growth Fund), Lincoln National Bond Fund, Inc. (Bond Fund), Lincoln National Capital Appreciation Fund, Inc. (Capital Ap-preciation Fund), Lincoln National Equity-Income Fund, Inc. (Equity-Income
Fund), Lincoln National Global Asset Allocation Fund, Inc. (Global Asset Allo-cation Fund), Lincoln National Growth and Income Fund, Inc. (Growth and Income
Fund), Lincoln National International Fund, Inc. (International Fund), Lincoln National Managed Fund, Inc. (Managed Fund), Lincoln National Money Market Fund, Inc. (Money Market Fund), Lincoln National Social Awareness Fund, Inc. (Social Awareness Fund), and Lincoln National Special Opportunities Fund, Inc. (Special Opportunities Fund). Unless otherwise indicated, the following information ap-plies to each fund.

NET ASSET VALUE

Each fund's net asset value per share is determined as of close of business (currently 4:00 p.m., New York Time) on the New York Stock Exchange (NYSE) on each day it is open for trading. The net asset value per share for all funds except the Money Market Fund is determined by adding the values of all securi-ties and other assets, subtracting liabilities (including dividends payable) and dividing by the number of shares outstanding. Debt securities and other as-sets of the fund, other than equity securities, for which market quotations are readily available, are valued at their bid quotations.

When market quotations are not readily available, debt securities and other as-sets are valued at their fair value as determined in good faith. This valuation is made by or under the authority of each fund's Board of Directors and it may include the use of valuations furnished by outside sources, including pricing services which utilize electronic data processing techniques for valuing normal institutional-size trading units of debt securities. The value of equity secu-rities is based on the last sale prices of those securities on national securi-ties exchanges or over-the-counter, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter. In the absence of readily available closing bid and asked prices, equity securities will be valued at fair value. See the SAI Appendix for a dis-cussion of the methodology utilized to value short-term investments (other than for the Money Market Fund), options, futures and options thereon, and foreign securities.

MONEY MARKET FUND. The net asset value per share of the Money Market Fund is determined by the amortized cost method of valuation, under Rule 2a-7, as amended (the Rule) under the Investment Company Act of 1940 (1940 Act). Under the Rule, the fund's net asset value using the amortized cost method must fairly reflect market value. The Board of Directors of the fund has established procedures to assist fund management and the investment advisor in complying with the requirements of the Rule, which imposes specific standards for the ma-turity, quality and diversification of portfolio securities. The Rule also as-signs certain specific duties to fund management and the Board.

MANAGEMENT OF THE FUNDS

The business and affairs of each fund are managed under the direction of its Board of Directors. The Board has the power to amend the bylaws of each fund, to declare and pay dividends and to exercise all the powers of the fund except those granted to the shareholder. Lincoln Life is the sole shareholder of each fund.

INVESTMENT ADVISOR. Lincoln Investment is the investment advisor to the funds and is headquartered at 200 East Berry Street, Fort Wayne, Indiana 46802. Lin-coln Investment (the advisor) is registered with the Securities and Exchange Commission (the Commission or SEC) as an investment advisor and has acted as an investment advisor to mutual funds for over 40 years. The advisor also acts as investment advisor to Lincoln National Convertible Securities Fund, Inc., and Lincoln National Income Fund, Inc., closed-end investment companies, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc., an open-end series investment company.

The advisor is a wholly-owned subsidiary of Lincoln National Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides life insurance and annuities, property-casualty insurance, reinsurance and financial services. Directors, officers and employ-ees of the advisor and each fund are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Code of Ethics adopted by the advisor and each fund. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

Under advisory agreements described in the Prospectus for the variable account, the advisor provides portfolio management and investment advice to the funds and administers their other affairs, subject to the supervision of each fund's Board of Directors.

As compensation for its services to each fund, the advisor is paid a monthly investment advisory fee at an annual rate based on the average daily net asset value of each fund, as shown in the following chart:

                                    Appendix

                         First        Next         In excess of
Fund                     $200 million $200 million $400 million
                          ...Of average daily net asset value
---------------------------------------------------------------
Aggressive Growth         .75 of 1%    .70 of 1%    .65 of 1%
Capital Appreciation      .80 of 1     .80 of 1     .80 of 1
Equity-Income             .95 of 1     .95 of 1     .95 of 1
Global Asset Allocation   .75 of 1     .70 of 1     .68 of 1
International             .90 of 1     .75 of 1     .60 of 1
All other funds           .48 of 1     .40 of 1     .30 of 1

The advisory fees for the
Capital Appreciation, Equi-
ty-Income, and International
funds reflect the more ex-
tensive services and in-
creased expense associated
with portfolios of securi-
ties issued outside the
United States.

--------------------------------------------------------------------------------
FUND EXPENSES (see accompanying text below)

                         1996 ratio of the advisor's
                         compensation to average     1996 ratio of total expenses
Fund                     net assets                  to average net assets
---------------------------------------------------------------------------------
Aggressive Growth        .75%                         .82%
Bond                     .46                          .51
Capital Appreciation     .80                          .93
Equity-Income            .95                         1.08
Global Asset Allocation  .73                         1.00
Growth and Income        .33                          .36
International            .82                         1.19
Managed                  .39                          .43
Money Market             .48                          .57
Social Awareness         .42                          .46
Special Opportunities    .40                          .44

Expenses specifically assumed by each fund include: compensation and expenses of Directors of the fund who are not interested persons of the fund as defined in the 1940 Act; registration, filing, printing, and other fees in connection with filings with regulatory authorities, including the costs of printing and mailing updated Prospectuses and SAIs provided to current contract owners; fees and expenses of independent auditors; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer agent charges; brokerage commissions and securities and options transaction costs incurred by the fund; taxes and corporate fees; fees for accounting, valuation and related services; legal fees incurred in connection with the affairs of the fund (other than legal services provided by personnel of the advisor or its affiliated com-panies); the fees of any trade association of which the fund is a member; and expenses of shareholder and Director meetings.

SUB-ADVISORS. As advisor, Lincoln Investment is primarily responsible for in-vestment decisions affecting each of the funds. However, Lincoln Investment has entered into sub-advisory agreements with several professional investment man-agement firms. These firms provide some or substantially all of the investment advisory services required by a number of the funds, including day-to-day in-vestment management of those funds' portfolios. Each sub-advisor makes invest-ment decisions for its respective fund in accordance with that fund's invest-ment objectives and places orders on behalf of that fund to effect those deci-sions. See the following tables for more information about the sub-advisors and their fees:

                                    Appendix

                                      Date of
Fund           Sub-advisor            agreement Annual fee rate based on average daily net asset value
-------------------------------------------------------------------------------------------------------
Aggressive     Lynch & Mayer          12/20/93  .50 of 1% of the first $150 million .35 of 1% of the
Growth         520 Madison Avenue               excess over $150 million
               New York, NY 10022
Capital        Janus                  1/1/94    .60 of 1% of the first $100 million .55 of 1% of the
Appreciation   100 Fillmore Street              excess over $100 million
               Denver, CO 80206
Equity-        Fidelity               12/20/93  .75 of 1%
Income         82 Devonshire Street
               Boston, MA 02108
Global Asset   Putnam                 6/8/87    the greater of (a) $40,000; or (b) .47 of 1% of the
Allocation     One Post Office Square           first $200 million; .42 of 1% of the next $200 million;
               Boston, MA 02104                 and .40 of 1% of any excess over $400 million
International  Clay Finlay            8/29/96   .665 of 1% of the first $50 million; .475 of 1% of the
               200 Park Avenue                  next $50 million; and .250 of 1% of any
               New York, NY 10166               excess over $100 million

--------------------------------------------------------------------------------
                                                Annual fee rate based on market value of securities
                                                held in the portfolio of each respective client fund at
                                      Date of   the close of business on the last trading day of each
Fund           Sub-advisor            agreement calendar quarter
-------------------------------------------------------------------------------------------------------
Growth and     Vantage                8/21/85   .20 of 1%
Income         630 5th Avenue
               New York, NY 10111
Managed        Vantage                8/21/85   .20 of 1%
               (stock portfolio only)
Social
Awareness      Vantage                4/30/88   .20 of 1%
Special
Opportunities  Vantage                8/21/85   .20 of 1%

No additional compensation from the assets of the funds will be assessed as a result of the sub-advisory agreements; the sub-advisors are paid by Lincoln In-vestment. (There is no sub-advisor for the Bond and Money Market Funds.)

SERVICE MARKS. The service mark for the funds and the name Lincoln National have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the advisor should not be the investment advisor of the funds.

In the Prospectus and sales literature, the name Fidelity Investments will be used with the Equity-Income Fund, Janus with the Capital Appreciation Fund and Putnam with the Global Asset Allocation Fund. The continued use of these names is subject to the right of the respective sub-advisor to withdraw its permis-sion in the event it ceases to be the sub-advisor to the particular fund it ad-vises.

PURCHASE OF SECURITIES BEING OFFERED

Shares of the funds' common stock ($0.01 par value) will be sold to Lincoln Life for allocation to the variable annuity account (VAA), which has been es-tablished for the purpose of funding variable annuity contracts; shares in the funds will also be sold to Lincoln Life for allocation to one or more of the variable life accounts, which have been established for the purpose of funding variable life insurance contracts. Shares of each fund are sold and redeemed at their net asset value per share determined daily. See Sale and redemption of shares. Also see Net asset value. The funds' shares are sold to Lincoln Life for the variable accounts on a no-load basis - that is, without the imposition of a sales charge.

                                    Appendix

SALE AND REDEMPTION OF SHARES

The shares of each fund are sold and redeemed by the fund at their net asset value per share next determined after receipt by Lincoln Life of a purchase or redemption order in acceptable form. Redemption of fund shares held by Lincoln Life for its own account will be effected at the fund's net asset value per share next determined after receipt of the redemption request by the fund. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the funds. However, the right to redeem fund shares may be suspended or payment postponed for any period during which (1) trading on the NYSE is restricted as determined by the Commission, or the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as de-termined by the Commission, as a result of which (a) disposal by each fund of securities owned by it is not reasonably practicable, or (b) it is not reasona-bly practicable for each fund to determine fairly the value of its net assets; or (3) the Commission by order so permits for the protection of shareholders of the funds.

DISTRIBUTION AND FEDERAL INCOME TAX CONSIDERATIONS

Each fund's policy is to distribute, at least once a year, substantially all of its net investment income. Net realized capital gains may only be distributed annually. These distributions, when paid to Lincoln Life for the variable ac-counts, will be reinvested automatically in additional shares of that fund, at its net asset value per share.

Each fund intends to qualify and has elected to be taxed as a regulated invest-ment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the code). If a fund qualifies as a regulated investment company and complies with the provisions of the code relieving regulated in-vestment companies which distribute substantially all of their net income (both ordinary income and capital gain) from Federal income tax and the 4% nondeduct-ible Federal excise tax, the funds will be relieved of those taxes on the amounts distributed. See the SAI for a more complete discussion.

Each fund is subject to asset diversification requirements under Section 817(h) of the code and the related regulation that the United States Treasury Depart-ment has adopted. Each fund intends to comply with these diversification re-quirements.

Since the sole shareholder of the funds is Lincoln Life, there is no discussion here about the Federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to holders of annu-ity or life insurance contracts, including the failure of a fund to comply with the diversification requirements discussed above, see the Prospectus for the variable account at the front of this booklet.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

In the Annual Report for the funds, the portfolio manager for each fund dis-cusses that fund's performance for the previous fiscal year and the factors which affected that performance. We will send you a copy of the Annual Report free upon request.

DESCRIPTION OF SHARES

The authorized capital stock of each fund consists of 50 million shares of com-mon stock (150 million for the Growth and Income Fund and 100 million each for the Equity-Income Fund, International Fund and Managed Fund), $0.01 par value. As of April 1, 1997, each fund had the following number of shares issued and outstanding:

Aggressive Growth        19,033,638
Bond                     22,323,906
Capital Appreciation     21,172,476
Equity-Income            32,730,897
Global Asset Allocation  25,529,165
Growth and Income        79,849,479
International            31,897,933
Managed                  44,089,292
Money Market              9,655,455
Social Awareness         27,849,619
Special Opportunities    24,121,470

Fund shares will be owned by Lincoln Life and will be held by it in the vari-able accounts. As sole shareholder of each fund, Lincoln Life may be deemed to be a control person as that term is defined under the 1940 Act. However, as stated in the Prospectuses for the variable accounts, Lincoln Life provides to contractowners of the variable accounts the right to direct the voting of fund shares at shareholder meetings, to the extent provided by law. Lincoln Life will vote for or against any proposition, or will abstain from voting, any fund shares attributable to a contract for which no timely voting instructions are received, and any fund shares held by Lincoln Life for its own account, in pro-portion to the voting instructions

                                    Appendix

that it received with respect to all contracts participating in that fund. How-ever, if the 1940 Act or any regulation under it should change, and as a result Lincoln Life determines it is permitted to vote fund shares in its own right, it may elect to do so.

All the shares of each fund are of the same class with equal rights and privi-leges. Each full share is entitled to one vote and each fractional share is en-titled to a proportionate fractional vote, on all matters subjected to a vote of the shareholder. All shares, full and fractional, participate proportion-ately in any dividends and capital gains distributions and, in the event of liquidation, in that fund's net assets remaining after satisfaction of out-standing liabilities.

When issued, each share is fully-paid and non-assessable and the shareholder has no preemptive or conversion rights. Fund shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In that event the holders of the remaining shares so voting will not be able to elect any directors. Shares may be redeemed as set forth under Sale and redemp-tion of shares.

The Bylaws of the funds allow them, in proper cases, to dispense with their an-nual meetings of the shareholder. Generally, this may be done as long as: (1) a majority of the Directors then in office have at some point been elected by the shareholder and, if any vacancy is filled by vote of the Board of Directors, then immediately after filling the vacancy at least two thirds of the Directors shall have been elected by the shareholder; (2) there is no change in the inde-pendent auditor of the funds; (3) there is no material change to the investment advisory and/or sub-advisory agreements and/or fundamental policies; and (4) a shareholder vote is not required with respect to a distribution agreement. In adopting this procedure for dispensing with annual meetings that are a formali-ty, the Directors of the funds have undertaken to comply with the requirements of Section 16(c) of the 1940 Act. That Section protects contract owners by pro-viding a procedure by which they may require management to convene a meeting of the shareholder to vote on removal of one or more Directors. The Directors also have agreed to facilitate communication among contract owners for the purpose of calling those meetings. Further information about these procedures is avail-able from fund management.

STRATEGIC PORTFOLIO TRANSACTIONS-ADDITIONAL INFORMATION

Because of their different investment objectives and portfolio management phi-losophies many of the funds engage to varying degrees in strategic portfolio transactions, in order to preserve or enhance the value of their assets. These can be generally identified as either derivative transactions or cash enhance-ment transactions. Derivative transactions are recognized by the investment community as an acceptable way to seek to increase the fund's overall value (or, depending on the condition of the securities markets, at least to slow its decrease). Cash enhancement transactions are designed to make some extra money for the fund when it has excess cash, or to help the fund obtain some cash for temporary purposes when needed. See the Prospectus for each fund for a listing of the kinds of transactions in which each fund may engage.

1. DERIVATIVE TRANSACTIONS
 A.  Introduction
  A derivative transaction is a financial agreement the value of which is de-pendent upon the values of one or more underlying assets or upon the values of one or more indices of asset values. The following types are currently in fairly common use in the investment community, although not every fund will use all of them:

  1. Equity contracts: stock options and indexed options; equity swaps; stock index futures and options on futures; swaptions;

  2. Interest rate contracts: interest rate futures and options on them; for-ward rate agreements (FRAs); interest rate swaps and their related trans-actions (e.g., caps, floors, collars and corridors); and/or

  3. Currency derivative contracts: currency forward contracts; currency op-tions; currency futures; currency swaps; cross-currency interest rate swaps.

SIMPLIFIED DEFINITIONS FOR THESE TRANSACTIONS ARE PROVIDED IN THE SAI APPENDIX.

Although they may be structured in complex combinations, derivative transac-tions in which the funds engage generally fall into two broad categories: op-tions contracts or forward contracts. The combined forms are constantly evolv-ing. In fact, variations on the types listed previously may come into use after the date of these Prospectuses. Therefore, where the Prospectus for a particu-lar fund discloses the intent of that fund to engage in any of the types list-ed, that fund hereby reserves the right to engage in related variations on those transactions.

The funds intend to engage in derivative transactions only defensively. Exam-ples of this defensive use might be: to hedge against a perceived decrease in a fund's asset value; to control transaction costs associated with market timing (e.g., by using futures on an unleveraged basis); and to lock in returns, spreads, or currency exchange rates in anticipation of future cash market transactions.

                                    Appendix

There is no discussion here of asset-backed or mortgage-backed securities (such as collateralized mortgage obligations, structured notes, inverse floaters, principal-only or interest-only securities, etc.). See the Prospectus and SAI for the Capital Appreciation and Equity-Income funds, which are authorized to engage in this kind of trading.

 B. Risk factors commonly associated with derivative transactions.

  There are certain risks associated with derivatives, and some derivatives involve more of these risks than others. We briefly describe the most common ones here; however, this is not an exhaustive list. Consult your financial counselor if you have additional questions.

  CREDIT RISK is the possibility that a counterparty to a transaction will fail to perform according to the terms and conditions of the transaction, causing the holder of the claim to suffer a loss.

  CROSS-CURRENCY SETTLEMENT RISK (or Herstatt risk) is related to the settle-ment of foreign exchange contracts. It arises when one of the counterparties to a contract pays out one currency prior to receiving payment of the other. Herstatt risk arises because the hours of operation of domestic interbank fund transfer systems often do not overlap due to time zone differences. In the interval between the time one counterparty has received payment in one indicated currency and the time the other counterparty(ies) receive payment in the others, those awaiting payment are exposed to credit risk and market risk.

  LEGAL RISK is the chance that a derivative transaction, which involves highly complex financial arrangements, will be unenforceable in particular jurisdictions or against a financially troubled entity; or will be subject to regulation from unanticipated sources.

  MARKET LIQUIDITY RISK is the risk that a fund will be unable to control its losses if a liquid secondary market for a financial instrument does not ex-ist. It is often considered as the risk that a (negotiable or assignable) financial instrument cannot be sold quickly and at a price close to its fun-damental value.

  MARKET RISK is the risk of a change in the price of a financial instrument, which may depend on the price of an underlying asset.

  OPERATING RISK is the potential of unexpected loss from inadequate internal controls or procedures; human error; system (including data processing sys-tem) failure; or employee dishonesty.

  SETTLEMENT RISK between two counterparties is the possibility that a counterparty to whom a firm has made a delivery of assets or money defaults before the amounts due or assets have been received; or the risk that tech-nical difficulties interrupt delivery or settlement even if the counterparties are able to perform. In the latter case, payment is likely to be delayed but recoverable.

  SYSTEMIC RISK is the uncertainty that a disruption (at a firm, in a market segment, to a settlement system, etc.) might cause widespread difficulties at other firms, in other market segments, or in the financial system as a whole.

  SPECIAL NOTE FOR OPTIONS AND FUTURES TRANSACTIONS: Gains and losses on op-tions and futures transactions depend on the portfolio manager's ability to correctly predict the direction of stock prices and interest rates, and other economic factors. Options and futures trading may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. The loss from investing in futures transac-tions is potentially unlimited.

  SOME OF THESE RISKS MAY BE PRESENT IN EACH TYPE OF TRANSACTION, WHILE OTHERS MAY PERTAIN ONLY TO CERTAIN ONES. These risks are discussed here only brief-ly. Before you invest in a particular fund, please consult your financial counselor if you have questions about the risks associated with that fund's use of derivatives.

 C. Varying usage of derivative transactions

  Subject to the terms of the Prospectus and SAI for each fund, that fund's portfolio manager decides which types of derivative transactions to employ, at which times and under what circumstances. For a description of the lim-its, risk factors and circumstances under which derivative transactions will be used by each fund, refer to the SAI booklet.

 D. Increased government scrutiny

  Derivative transactions are coming under increased scrutiny by Congress and industry regulators (such as the SEC and the Office of the Comptroller of the Currency), and by self-regulatory agencies (such as the NASD). Should legislation or regulatory initiatives be enacted resulting in additional re-strictive requirements for derivative transactions, Lincoln Life and the funds reserve the right to make all necessary changes in the contracts and the Registration Statements for the funds, respectively, to comply with those requirements.

2. CASH ENHANCEMENT TRANSACTIONS
 Cash enhancement transactions also involve certain risks to the fund. They are discussed more fully in the SAI.

                                    Appendix

 A. Lending of portfolio securities

  Any fund authorized to do so may make secured loans of its portfolio securi-ties, in order to realize additional income. The loans are limited to a max-imum of a stipulated amount of the fund's total assets. As a matter of poli-cy, securities loans are made to broker/dealers under agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to 102% of the value of the se-curities lent.

  The borrower pays the fund an amount equal to any dividends or interest re-ceived on securities lent. The fund retains all or a portion of the interest received on securities lent. The fund also retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower.

  With respect to the loaned securities, voting rights or rights to consent pass to the borrower. However, the fund retains the right to call in the loans and have the loaned securities returned at any time with reasonable notice. This is important when issuers of the securities ask holders of those securities - including the fund - to vote or consent on matters which could materially affect the holders' investment. The fund may also call in the loaned securities in order to sell them. None of the funds' portfolio securities will be loaned to Lincoln Investment, to any sub-advisor, or to any of their respective affiliates. The fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

 B. Repurchase (Repo) and reverse repurchase (Reverse Repo) transactions

  1. Repos. From time to time, the funds may enter into Repo transactions. In a typical Repo transaction, the fund involved buys U.S. Government or other money market securities from a financial institution (such as a bank, broker, or savings and loan association). At the same time, as part of the arrangement, the fund obtains an agreement from the seller to re-purchase those same securities from the fund at a specified price on a fixed future date.

    The repurchase date is normally not more than seven days from the date of purchase. Keeping the term under seven days is significant, because the SEC considers Repo Agreements with maturities of more than seven days to be illiquid assets of the fund, and the funds have strict limitations on the percentage of their respective assets which may be illiquid.

  2. Reverse repos. A fund may also be authorized to enter into Reverse Repo transactions. This simply means the fund is on the reverse side of a Repo transaction. That is, the fund is the Seller of some of its portfolio se-curities, subject to buying them back at a set price and date.

    Authorized funds will engage in Reverse Repos for temporary purposes, such as for obtaining cash to fund redemptions; or for the purpose of increas-ing the income of the fund by investing the cash proceeds at a higher rate than the cost of the agreement. Entering into a reverse repo transaction is considered to be the borrowing of money by the fund. Funds authorized to engage in Repos as buyers are not necessarily authorized to do Reverse Repos.

FOREIGN INVESTMENTS

There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates; devaluation of currencies; political or economic developments including the possible imposi-tion of currency exchange blockages or other foreign governmental laws or re-strictions; reduced availability of public information concerning issuers; and the fact that foreign companies are not generally subject to uniform account-ing, auditing, and financial reporting standards or to other regulatory prac-tices and requirements comparable to those applicable to domestic companies. With respect to certain foreign countries, there is also the possibility of ex-propriation, nationalization, confiscatory taxation, and limitations on the use or removal of cash or other assets of a fund, including the withholding of in-terest payments or dividends. These risks may be particularly great in so-called developing or undeveloped countries, sometimes referred to as Emerging Markets.

In addition, while the volume of transactions effected on foreign stock ex-changes has increased in recent years, in most cases it remains appreciably be-low that of the NYSE. Accordingly, a fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in se-curities of U.S. companies. Moreover, the settlement periods for foreign secu-rities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. The funds will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities. In buying and selling securities on foreign exchanges, a fund nor-mally pays fixed commissions that are generally higher than the negotiated com-missions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries that in the United States. There may be difficulty in enforcing legal rights outside the United States. For example, in the event of default on any foreign debt obligations, it may be more diffi-

                                    Appendix
cult or impossible for the fund to obtain or to enforce a judgment against the issuers of these securities. The advisor or sub-advisor will take all these factors into consideration in managing a fund's foreign investments.

Certain state insurance regulations impose additional restrictions on the ex-tent to which a fund may invest in foreign securities. See the SAI.

The share price of a fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which those securities are denominated. Depending on the extent of a fund's in-vestments abroad, changes in a fund's share price may have a low correlation with movements in the U.S. markets. Because most of the foreign securities in which the fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an impor-tant factor in the performance of the fund.

FOREIGN CURRENCIES

When an advisor or sub-advisor believes that a currency in which a portfolio security or securities is denominated or exposed may suffer a decline against the U.S. dollar, it may hedge that risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the portfolio securities denominated in or exposed to that foreign currency.

Because foreign securities generally are denominated and pay dividends or in-terest in foreign currencies, and a fund may hold various foreign currencies, the value of the net assets of that fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, cur-rency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and of-fer spot rate of the currency being purchased or sold. Some foreign currency values may be volatile, and there is the possibility of government controls on currency exchange or governmental intervention in currency markets which could adversely affect the fund.

Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. In order to protect against uncertainty in the level of future foreign currency exchange rates, a fund's advisor or sub-advisor may attempt to manage exchange rate risk through active currency man-agement, including the use of certain foreign currency hedging transactions.

For example, it may hedge some or all of its investments denominated in a for-eign currency against a decline in the value of that currency relative to the U.S. dollar by entering into contracts to exchange that currency for U.S. dol-lars (not exceeding the value of the fund's assets denominated in or exposed to that currency), or by participating in options or futures contracts with re-spect to that currency. If the advisor or sub-advisor believes that a particu-lar currency may decline relative to the U.S. dollar, the fund may also enter into contracts to sell that currency (up to the value of the fund's assets de-nominated in or exposed to that currency) in exchange for another currency that the advisor or sub-advisor expects to remain stable or to appreciate relative to the U.S. dollar. This technique is known as currency cross-hedging. Refer to the Prospectus for each fund to determine which funds may engage in these transactions.

These strategies are intended to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, these strategies may reduce or elim-inate the opportunity to profit from increases in the value of the original currency and may adversely impact the fund's performance if the advisor or sub-advisor's projection of future exchange rates is inaccurate. See Strategic portfolio transactions.

GENERAL INFORMATION

Your inquiries should be directed to Lincoln National Life Insurance Co., at P.O. Box 2340, Fort Wayne, Indiana 46801; or, you may call 1-800-4LINCOLN (454-
6265).

The funds will issue unaudited semiannual reports showing current investments in each fund and other information; and annual financial statements audited by their independent auditors.

Under the 1940 Act a fundamental policy of a fund may not be changed without the affirmative vote of a majority of the fund's outstanding shares.

As used in this Prospectus, the term majority of the fund's outstanding shares means the vote of: (1) 67% or more of each fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of each fund are present or represented by proxy, or (2) more than 50% of each fund's outstand-ing shares, whichever is less.

These Prospectuses do not contain all the information included in their Regis-tration Statements filed with the Commission. The Registration Statements, in-cluding the exhibits filed with them, may be examined at the office of the Com-mission in Washington, D.C. Statements contained in the Prospectuses about the contents of any contract or other document referred to in them are not neces-sarily complete. In each instance, reference is made to the copy of that con-tract or other document filed as an exhibit to the Registration Statement of which the particular Prospectus forms a part, and

                                    Appendix
each statement is qualified in all respects by that reference.

The use of funds by both variable annuity and variable life insurance separate accounts is known as mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity account, in those cases where mixed funding occurs. For exam-ple, violation of the federal tax laws by one variable account investing in the funds could cause the contracts and Policies funded through another variable account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of each fund will monitor for any material conflicts and determine what action, if any, should be taken.

Should any conflict arise which requires that a substantial amount of assets be withdrawn from any of the funds, orderly portfolio management could be disrupted, to the detriment of those contract owners still investing in that fund. Also, if that fund believes that any portfolio has become so large as to materially impair investment performance, then the fund will examine other investment options.

Lincoln Life performs the dividend and transfer functions for the funds.

                             Capital Appreciation
LINCOLN NATIONAL
CAPITAL APPRECIATION FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read in conjunction with the Prospectus of Lincoln National Capital

Appreciation Fund, Inc. (fund) dated May 1, 1997. You may obtain a copy of the fund's

Prospectus on request and without charge. Please write Lincoln National

Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

TABLE OF CONTENTS

                                                                   Page
-----------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES                                  CA-2
-----------------------------------------------------------------------
INVESTMENT RESTRICTIONS                                            CA-3
-----------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE                               CA-4
-----------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE                                   CA-5
-----------------------------------------------------------------------
INVESTMENT TECHNIQUES                                              CA-5
-----------------------------------------------------------------------
APPENDIX

Investment advisor and sub-advisor                                  A-1
-----------------------------------------------------------------------
Directors and officers                                              A-3
-----------------------------------------------------------------------
Investment policies and techniques (continued): options, futures, securities valuation, securities lending, repurchase and reverse
repurchase agreements                                               A-4

--------------------------------------------------------------------------------

                                     Page
-----------------------------------------
Custodian                            A- 9
-----------------------------------------
Independent auditors                 A- 9
-----------------------------------------
Financial statements                 A- 9
-----------------------------------------
Bond and commercial paper ratings    A- 9
-----------------------------------------
U.S. Government obligations          A-11
-----------------------------------------
Taxes                                A-11
-----------------------------------------
State requirements                   A-12
-----------------------------------------
Derivative transactions-definitions  A-12

--------------------------------------------------------------------------------


THIS SAI IS NOT A PROSPECTUS.

The date of this SAI is May 1, 1997

                                    Capital
                                 Appreciation

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the fund is long-term growth of capital in a man-ner consistent with the preservation of capital. The fund's investment objec-tive and policies are fundamental and cannot be changed without the affirma-tive vote of a majority of the outstanding voting securities of the fund. See General information in the Prospectus. There can be no assurance that the ob-jective of the fund will be achieved.

This fund invests in common stocks of established companies with the objective of maximizing longer-term total return. The primary risk is that associated with common stock investing and the shares will fluctuate in value with the common stock market. Because the policy of this fund is to emphasize invest-ment in a broad range of companies, it is expected that at times the volatil-ity level may depart somewhat from broad stock market indices such as the Standard & Poor's 500 Index (S&P 500). References to advisor in this SAI in-clude both Lincoln Investment Management, Inc. (Lincoln Investment) and Janus Capital Corporation.

In addition the fund may write (sell) and purchase options; invest in futures contracts and options thereon; and engage in other derivative transactions such as (but not limited to) swaps, forward arrangements, and currency op-tions; and employ other techniques to enhance the portfolio, such as lending its portfolio securities and engaging in repurchase and reverse repurchase agreements. These transactions and techniques are subject to limits set out elsewhere in the Prospectus and in this SAI.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
The fund may make short-term investments in repurchase and reverse repurchase agreements. A repurchase agreement typically involves the purchase by the fund of securities (U.S. Government or other money market securities) from a finan-cial institution such as a bank, broker or savings and loan association, cou-pled with an agreement by the seller to repurchase the same securities from the fund at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price to the fund and the resale price to the seller represents the interest earned by the fund which is unrelated to the coupon rate or maturity of the purchased security. If the seller defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement declines, or the fund may incur disposition costs in connection with liquidating the col-lateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. However, repurchase agreements will be made only with brokers, dealers and institutions deemed by the Board of Directors, or its delegate, to be creditworthy; they will be fully collateralized; and the collateral for each transaction will be in the actual or constructive possession of the fund during the term of the transaction, as provided in the agreement. Repurchase agreements with a dura-tion of more than seven days are considered illiquid securities and are sub-ject to the limit stated below.

When the fund invests in a reverse repurchase agreement it sells a security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agree-ments may be used to provide cash to satisfy unusually heavy redemption re-quests of for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securi-ties, such as treasury bills and notes. Reverse repurchase agreements may ex-pose the fund to greater fluctuation in the value of its assets.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS
Subject to certain limits described in the SAI, the fund may purchase and write options on securities (including index options) and options on foreign currencies, and may invest in futures contracts for the purchase or sale of instruments based on financial indices, including interest rates or an index of U.S. Government or foreign government securities or equity or fixed income securities, futures contracts on foreign currencies and fixed income securi-ties (futures contract), options on futures contracts, forward contracts, in-terest rate swaps and swap-related products.

These instruments will be used primarily to hedge the fund's securities posi-tions, i.e., to attempt to reduce the overall level of investment risk that normally would be expected to be associated with the fund's securities and to attempt to protect the fund against market movements that might adversely af-fect the value of its securities or the price of securities that it is consid-ering purchasing. The use of these instruments by the fund involves certain risks.

The use of futures, options, forward contracts and swaps exposes the fund to additional investment risks and transaction costs. If the sub-advisor seeks to protect the fund against potential adverse movements in the securities, for-eign currency or interest rate markets using these instruments, and such mar-kets do not move in a direction adverse to the fund, that fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include
(1) the risk that interest rates, securities prices and cur-

                                    Capital
                                  Appreciation
rency markets will not move in the directions anticipated; (2) imperfect cor-relation between the price of futures, options and forward contracts and move-ments in the prices of securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

INVESTMENT RESTRICTIONS

As indicated in the Prospectus, the fund is subject to certain fundamental policies and restrictions that may not be changed without the approval of the shareholders of a majority of the outstanding voting shares of the fund. This term is defined under General information, in the Appendix.

As fundamental policies, the fund may not:

1. Own more than 10% of the outstanding voting securities of any one issuer and, as to 75% of the value of the total assets of the fund, purchase the securities of any one issuer [except cash item and government securities as defined under the Investment Company Act of 1940 (1940 Act)], if immedi-ately after and as a result of such purchase the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets. (With respect to the remaining 25% of the fund's total assets, the fund does not anticipate that any more than 15% of the fund's total assets would be invested in the securities of a single issuer at any time, other than those of the U.S. Government, its agencies and instrumen-talities.)

2. Invest more than 25% of the value of its assets in any particular industry.

3. Invest directly in real estate or interests in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repur-chase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that the fund may be deemed an underwriter in connection with the disposi-tion of its portfolio securities.

7. Invest in the securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

8. Invest more than 5% of its net assets in securities restricted as to re-sale.

The Directors have adopted additional investment restrictions for the fund. These restrictions are non-fundamental operating policies of the fund and, as such, may be changed by the Directors without shareholder approval. The addi-tional investment restrictions adopted by the Directors to date include the following:

a. The fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the fund in units or attached to securities shall be deemed to be without value.

b. The fund will not (1) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission (CFTC) Regulations if the aggregate initial margin and premiums required to establish positions in futures con-tracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; or (2) enter into any futures contracts if the aggregate amount of the fund's commit-ments under its outstanding futures contracts positions would exceed the market value of its total assets.

c. The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consid-eration therefor, and provided that transactions in options, futures, swaps and forward contracts are not deemed to constitute selling securi-ties short.

d. The fund does not currently intend to purchase securities on margin, ex-cept that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

                                    Capital
                                  Appreciation

e. The fund may not mortgage or pledge any securities owned or held by it in amounts that exceed, in the aggregate, 15% of its net asset value, provided that this limitation does not apply to reverse repurchase agreements, as-sets deposited to margin, guarantee positions in futures, options, swaps or forward contracts or the segregation of assets in connection with such con-tracts.

f. The fund does not intend to purchase securities of any issuer (other than U.S. Government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, in-cluding that of predecessors) with a record of less than three years' con-tinuous operation (including that of predecessors) if such purchase would cause the cost of the fund's investments in all such issuers to exceed 5% of the fund's total assets taken at market value at the time of such pur-chase.

g. The fund does not currently intend to invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses.

h. The fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the fund's total assets by reason of a decline in net assets, it will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts or the segregation of assets in connection with such contracts.

i. The fund does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days, and in securities that are illiq-uid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or (if such authority is ex-pressly delegated to them, the advisor & sub-advisor) the fund's investment advisor acting pursuant to authority delegated by the Directors, may deter-mine that a readily available market exists for securities eligible for re-sale pursuant to Rule 144A under the Securities Act of 1933, or any succes-sor to such rule, and therefore that such securities are not subject to the foregoing limitation.

j. The fund may not invest in companies for the purpose of exercising control or management.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The advisor is responsible for decisions to buy and sell securities for the fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, gener-ally referred to as the underwriter's concession or discount. On occasion, cer-tain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The advisor currently provides investment advice to a number of other clients. See Investment advisor and sub-advisor in the Appendix. It will be the practice of the advisor to allocate purchase and sale transactions among the fund and others whose assets it manages in such manner as it deems equitable. In making such allocations, major factors to be considered are investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments gener-ally held and the opinions of the persons responsible for managing the portfo-lios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the advisor provides investment advice (including affili-ates of the advisor). On occasions when the advisor deems the purchase or sale of a security to be in the best interest of the fund, as well as the other cli-ents of the advisor, the advisor, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, alloca-tion of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the advisor in the manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund. Fund securities are not purchased from or sold to the advisor or any affiliated person [as defined in the 1940 Act] of the advisor.

In connection with effecting portfolio transactions, primary consideration will be given to securing most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission

                                    Capital
                                  Appreciation

or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial re-sponsibility, research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The advisor may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the broker-age and research services provided. The Board of Directors of the fund will review regularly the reasonableness of commission and other transaction costs incurred by the fund in the light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the ad-visor and published data concerning transaction costs incurred by institu-tional investors generally. The nature of the research services provided to the advisor by brokerage firms varies, but generally includes current and his-torical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and indus-try matters; and technical and statistical studies and data dealing with vari-ous investment opportunities, risks and trends, all of which the advisor re-gards as a useful supplement to its own internal research capabilities. The advisor may direct trades to brokers which have provided specific brokerage or research services for the benefit of the advisor's clients; in addition the advisor may allocate trades among brokers that generally provide superior bro-kerage and research services. During 1996, the advisor directed transactions totaling approximately $30.3 million to these brokers and paid commissions of approximately $32,000 in connection with these transactions. Research services furnished by brokers are used for the benefit of all of the advisor's clients and not solely or necessarily for the benefit of the fund. The advisor be-lieves that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to the advisor by any amount that might be attributable to the value of such services. The aggregate amount of brokerage commissions paid by the fund dur-ing 1996 was $383,399, for 1995 it was $468,173, and for 1994 it was $92,883.

If the fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. If a call written by the fund is exercised, normally the sale of the underlying securities will be executed by the same broker-dealer who executed the sale of the call.

The writing of options by the fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in con-cert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the fund may write may be af-fected by options written by other investment advisory clients of its advisor. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions. As of the date of this Prospectus, these limits (which are subject to change) are 2,000 options (200,000 shares) in each class of puts or calls.

Under the sub-advisory agreement between the advisor and the sub-advisor, the sub-advisor may perform some, or substantially all, of the investment advisory services required by the fund, even though the advisor remains primarily re-sponsible for investment decisions affecting the fund. The sub-advisor will follow the same procedures and policies which are followed by the advisor as described previously. The sub-advisor currently provides investment advice to a number of other clients.

DETERMINATION OF NET ASSET VALUE

A description of the days on which the fund's net asset value per share will be determined is given in the Prospectus. The New York Stock Exchange's most recent announcement (which is subject to change) states that in 1997 it will be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Inde-pendence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days. Although the Directors expect the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. To the extent that the fund's securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when in-vestors do not have access to the fund to purchase or redeem shares.

INVESTMENT TECHNIQUES

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or matu-rity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect se-cured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily)

                                    Capital
                                  Appreciation
of the underlying security. The fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Board of Directors or its delegates. In addition, the fund currently intends to invest only in repurchase agreements collateralized by U.S. Government securities.

Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills and notes. In a reverse repurchase agreement, the fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstand-ing, the fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the Board of Directors, or its delegate, deems creditworthy.

MORTGAGE- AND ASSET-BACKED SECURITIES
The fund may invest in mortgage- and asset-backed securities. Government Na-tional Mortgage Association (GNMA) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certifi-cates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the fund may purchase are the modified pass-through type. Modified pass-through GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely pay-ment of principal and interest by the full faith and credit of the U.S. Govern-ment.

The Federal Home Loan Mortgage Corp. (FHLMC) issues two types of mortgage pass-through securities: mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (FNMA) issues guaranteed mortgage pass-through certificates (FNMA Certificates). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The principal and the timely payment of interest on FNMA Certificates are guaran-teed only by FNMA itself, not by the full faith and credit of the U.S. Govern-ment.

Each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the secu-rity holders (such as the fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of de-clining interest rates, some of the fund's higher yielding mortgage-backed se-curities might be converted to cash and the fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in the other investment sectors. On the other hand, mortgage-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Asset-backed securities consist of undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of prin-cipal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit en-hancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. Asset-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse to the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. (As prepayments flow through
at par, total returns would be affected by the prepayments; if a secu     -

                                    Capital
                                  Appreciation

rity were trading at a premium, its total return would be lowered by prepay-ments, and if a security were trading at a discount, its total return would be increased by prepayments.) Additionally, asset-backed securities are also sub-ject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in in-terest rates. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the mar-ket's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS. The fund may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Govern-ment securities, foreign government securities, equity securities or fixed in-come securities. U.S. futures contracts are traded on exchanges which have been designated contract markets by the CFTC and must be executed through a futures commission merchant (an FCM), or brokerage firm, which is a member of the rele-vant contract market. Through their clearing corporations, the exchanges guar-antee performance of the contracts as between the clearing members of the ex-change.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an FCM when the contract is entered into. Initial margin depos-its are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain liq-uid assets. If the value of either party's position declines, that party will be required to make additional variation margin payments with an FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin pay-ments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the fund's in-vestment limitations. In the event of the bankruptcy of an FCM that holds mar-gin on behalf of the fund, may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The sub-advisor will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business and by depositing margin payments in a segregated account with the custodian when practical or otherwise required by law.

The fund intends to comply with guidelines of eligibility for exclusion from the definition of the term commodity pool operator with the CFTC and the Na-tional Futures Association, which regulate trading in the futures markets. The fund will use futures contracts and related options solely for bona fide hedg-ing purposes within the meaning of CFTC regulations; except that, in addition, the fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and unrealized losses on any such con-tracts it has entered into.

Although the fund would hold cash and liquid assets in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when the fund holds or is considering purchasing equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the fund and thereby pre-venting the fund's net asset value from declining as much as it otherwise would have. The fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures con-tracts as an investment technique allows the fund to maintain a defensive posi-tion without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the fund could take advantage of the potential rise in the value of equity securi-

                                    Capital
                                  Appreciation

ties without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the fund could buy equity securities on the cash market. To the extent the fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the fund with respect to the futures contracts.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and varia-tion margin requirements. Rather than meeting additional variation margin re-quirements, investors may close out futures contracts through offsetting trans-actions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on partic-ipants entering into offsetting transactions rather than making or taking de-livery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market dis-torted. Third, from the point of view of speculators, the margin deposit re-quirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the sub-advisor still may not result in a successful use of futures.

Futures contracts entail risk. Although the fund believes that use of such con-tracts will benefit the fund, the fund's overall performance could be worse than if the fund had not entered into futures contracts if the sub-advisor's investment judgement proves incorrect. For example, if the fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are dis-advantageous to the fund.

The prices of futures contracts depend primarily on the value of their under-lying instruments. Because there are a limited number of types of futures con-tracts, it is possible that the standardized futures contracts available to the fund will not match exactly the fund's current or potential investments. The fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests-- for example, by hedging investments in portfolio securities with a futures con-tract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of the fund's investments.

Futures prices can also diverge from the prices of their underlying instru-ments, even if the underlying instruments closely correlate with the fund's in-vestments. Futures prices are affected by factors such as current and antici-pated short-term interest rates, changes in volatility of the underlying in-struments and the time remaining until expiration of the contract. Those fac-tors may affect securities prices differently from futures prices. Imperfect correlations between the fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securi-ties markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures con-tracts. The fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the fund's futures positions are poorly corre-lated with its other investments, its futures position may fail to produce de-sired gains or result in losses that are not offset by the gains in the fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the secu-rities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or other-wise, the fund may not be able to promptly liquidate unfavorable futures posi-tions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

OPTIONS ON FUTURES CONTRACTS. The fund may buy and write put and call options on futures contracts for hedging purposes. An option on a future gives the fund the right (but not the obligation) to buy or sell a futures contract as a spec-ified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a

                                    Capital
                                  Appreciation
call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instru-ment. As with the purchase of futures contracts, when the fund is not fully in-vested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is delivera-ble under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the fund's portfolio hold-ings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the fund is considering buying. If a call or put option the fund has written is exercised, the fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices.

The amount of risk the fund assumes when it buys an option on a futures con-tract is the premium paid for the option plus related transaction costs. In ad-dition to the correlation risks discussed previously, the purchase of an option also entails the risk that changes in the value of the underlying futures con-tract will not be fully reflected in the value of the options bought.

FORWARD CONTRACTS. The fund may enter into forward foreign currency exchange contracts (forward currency contracts) with stated contract values of up to the value of the fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of busi-ness and may buy and sell currencies through forward currency contracts in or-der to fix a price for securities it has agreed to buy or sell (transaction hedge). The fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with re-spect to the currency. The fund also may enter into a forward currency contract with respect to a currency where the fund is considering the purchase of in-vestments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

In any of these circumstances the fund may, alternatively, enter into a forward currency contract with respect to a different foreign currency when the fund believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the fund is denominated (cross-hedge).

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the security's value rel-ative to other securities denominated in the foreign currency. Shifting the fund's currency exposure from one foreign currency to another removes the fund's opportunity to profit from increases in the value of the original cur-rency and involves a risk of increased losses to the fund if the sub-advisor's projection of future exchange rates is inaccurate.

The fund will cover outstanding forward positions by maintaining liquid portfo-lio securities denominated in the currency underlying the forward contract or, in the case of a cross-hedge, in the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a posi-tion or the value of segregated assets declines, the fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the fund's commitments with respect to such contracts. As an alternative to segregating assets, the fund may buy call options permitting the fund to buy the amount of foreign currency being hedged by a forward sale contract or the fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

                                    Capital
                                  Appreciation

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the fund's ability to utilize forward contracts may be restricted. Forward con-tracts will reduce the potential gain from a positive change in the relation-ship between the U.S. dollar and foreign currencies. Unforeseen changes in cur-rency prices may result in poorer overall performance for the fund than if it had not entered into such contracts. The use of foreign currency forward con-tracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the fund's foreign currency de-nominated portfolio securities.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets.

Also, with regard to the fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

OPTIONS ON FOREIGN CURRENCIES. The fund may buy and write options on foreign currencies for hedging purposes in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a de-cline in the U.S. dollar value of a foreign currency in which portfolio securi-ties are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, the fund may buy put options on the foreign currency. If the value of the currency declines, the fund will have the right to sell such currency for a fixed amount in U.S. dol-lars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securi-ties to be acquired are denominated is projected, thereby increasing the cost of such securities, the fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the bene-fit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if cur-rency exchange rates do not move in the direction or to the extent desired, the fund could sustain losses on transactions in foreign currency options that would require the fund to forego a portion or all of the benefits of advanta-geous changes in those rates.

The fund may write options on foreign currencies for hedging purposes. For ex-ample, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decrease in value of portfolio securities will be off-set by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential in-crease in the U.S. dollar cost of securities to be acquired, the fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a par-tial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the fund would be re-quired to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign curren-cies, the fund also may lose all or a portion of the benefits which might oth-erwise have been obtained from favorable movements in exchange rates.

The fund may write covered call options on foreign currencies. A call option written on a foreign currency by the fund is covered if the fund owns the un-derlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the fund has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call writ-ten, if the difference is maintained by the fund in cash or liquid assets in a segregated account with the fund's custodian.

The fund also may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in

                                    Capital
                                  Appreciation

the currency underlying the option. In such circumstances, the fund collateralizes the option by maintaining, in a segregated account with the fund's custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

OPTIONS ON SECURITIES. In an effort to reduce fluctuations in net asset value and preserve the fund's assets, the fund may write covered put and call options and buy covered put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The fund may write and buy options on the same types of securities that the fund may pur-chase directly.

A put option written by the fund is covered if the fund (1) maintains cash not available for investment or liquid assets with a value equal to the exercise price in a segregated account with its custodian or (2) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the vol-atility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A call option written by the fund is covered if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the fund in cash and liquid assets in a segregated account with its custodian.

The fund also may write call options that are not covered for cross-hedging purposes. The fund collateralizes its obligation under a written call option for cross-hedging purposes by maintaining cash or liquid assets in a segregated account with its custodian in an amount not less than the market value of the underlying security, marked to market daily. The fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the sub-advisor be-lieves that writing the option would achieve the desired hedge.

The writer of an option may have no control when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time before the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option peri-od. If a call option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. Howev-er, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an op-tion may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previ-ously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will per-mit the fund to write another call option on the underlying security with ei-ther a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the fund to write another put option to the extent that the exercise price thereof is secured by deposited liquid assets. Effecting a closing transaction also will permit the fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the fund desires to sell a particular security from its portfolio on which it has written a call option, the fund will effect a closing transaction before or concurrent with the sale of the security.

The fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writ-ing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call op-tion generally will reflect increases in the market price of the underlying se-curity, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

An option position may be closed out only where a secondary market for an op-tion of the same series exists.

                                    Capital
                                  Appreciation
If a secondary market does not exist, the fund may not be able to effect clos-ing transactions in particular options and the fund would have to exercise the options in order to realize any profit. If the fund is unable to effect a clos-ing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the fund delivers the under-lying security upon exercise. The absence of a liquid secondary market may be due to the following: (1) insufficient trading interest in certain options, (2) restrictions imposed by a national securities exchange on which the option is traded (Exchange) on opening or closing transactions or both, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (4) unusual or unfore-seen circumstances that interrupt normal operations on an Exchange, (5) the fa-cilities of an Exchange or of the Options Clearing Corp. (OCC) may not at all times be adequate to handle current trading volume, or (6) one or more Ex-changes could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or se-ries of options), in which event the secondary market on that Exchange (or in that class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a re-sult of trades on that Exchange would continue to be exercisable in accordance with their terms.

The fund may write options in connection with buy-and-write transactions. In other words the fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (in-the-money), equal to (at-the-money) or above (out-of-the-mon-ey) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions us-ing at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the op-tion period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transac-tions, the fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return char-acteristics to buy-and-write transactions. If the market price of the under-lying security rises or otherwise is above the exercise price, the put option will expire worthless and the fund's gain will be limited to the premium re-ceived. If the market price of the underlying security declines or otherwise is below the exercise price, the fund may elect to close the position or take de-livery of the security at the exercise price and the fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The fund may buy call options to hedge against an increase in the price of se-curities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the fund upon exercise of the option, and, unless the price of the underlying secu-rity rises sufficiently, the option may expire worthless to the fund.

SWAPS AND SWAP-RELATED PRODUCTS. The fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually en-ter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or liquid assets hav-ing an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the fund's custodian. If the fund enters into an interest rate swap on other than a net basis, it would maintain a seg-regated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating or-ganization at the time of entering into such transaction. The sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

                                    Capital
                                 Appreciation

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisor has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells (i.e., writes) caps and floors, it will maintain cash or liquid as-sets having an aggregate net asset value at least equal to the full amount, ac-crued on a daily basis, of its obligations with respect to any caps or floors in a segregated account.

There is no limit on the amount of interest rate swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documenta-tion currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the fund is con-tractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, subject to the seg-regated account requirement described previously.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOR-EIGN INSTRUMENTS. Unlike transactions entered into by the fund in futures con-tracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain for-eign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain na-tional securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and ad-verse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such ex-changes. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities ex-change are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described previously, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible inter-vention by governmental authorities and the effects of other political and eco-nomic events. In addition, exchange-traded options on foreign currencies in-volve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign coun-tries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of for-eign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such posi-tions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

LENDING OF PORTFOLIO SECURITIES
The fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. Govern-ment obligations or certificates of deposit. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the fund during the term of the loan. The fund will retain the incidents of ownership of the loaned securities and will be entitled to the interest or div-idends payable on the loaned securities. In addition, the fund will receive in-terest on the amount of the loan. The loans will be terminable by the fund at any time and will not be made to any affiliates of the fund or the advisor. The fund may pay reasonable finder's fees to persons unaffiliated with it in con-nection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made only to firms deemed by the advisor or sub-advisor to be creditworthy. As a fundamental policy the fund will not lend securities if, as a result, more than 25% of its total assets would be lent to other parties.

                                    Appendix
APPENDIX

(Note: This is uniform information for the 11 Funds. See each Fund's SAI for information specific to that Fund.)

THIS APPENDIX CONSTITUTES PART OF THE SAIS OF LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. (AGGRESSIVE GROWTH FUND), LINCOLN NATIONAL BOND FUND, INC. (BOND FUND), LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. (CAPITAL APPRECI-ATION FUND), LINCOLN NATIONAL EQUITY-INCOME FUND, INC. (EQUITY-INCOME FUND), LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC. (GLOBAL ASSET ALLOCATION
FUND), LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. (GROWTH AND INCOME FUND), LINCOLN NATIONAL INTERNATIONAL FUND, INC. (INTERNATIONAL FUND), LINCOLN NA-TIONAL MANAGED FUND, INC. (MANAGED FUND), LINCOLN NATIONAL MONEY MARKET FUND, INC. (MONEY MARKET FUND), LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC. (SOCIAL AWARENESS FUND), AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC. (SPECIAL OPPORTUNITIES FUND). UNLESS OTHERWISE INDICATED, THE FOLLOWING INFORMATION AP-PLIES TO EACH FUND.

INVESTMENT ADVISOR AND SUB-ADVISOR

Lincoln Investment Management, Inc. (Lincoln Investment) is the investment ad-visor to the funds and is headquartered at 200 E. Berry Street, Fort Wayne, In-diana 46802. Lincoln Investment (the advisor) is a subsidiary of Lincoln Na-tional Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, in-surance and financial services. Lincoln Investment is registered with the Secu-rities and Exchange Commission (SEC) as an investment advisor and has acted as an investment advisor to mutual funds for over 40 years. The advisor also acts as investment advisor to Lincoln National Income Fund, Inc. (a closed-end in-vestment company whose investment objective is to provide a high level of cur-rent income from interest on fixed-income securities) and Lincoln National Con-vertible Securities Fund, Inc. (a closed-end investment company whose invest-ment objective is a high level of total return on its assets through a combina-tion of capital appreciation and current income) and to other clients, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc. (the Corporate Income Fund and the Federal Bond Fund of that retail mutual fund complex).

Under Advisory Agreements with the funds, the advisor provides portfolio man-agement and investment advice to the funds and administers its other affairs, subject to the supervision of the funds' Board of Directors. The advisor, at its expense, will provide office space to the funds and all necessary office facilities, equipment and personnel and will make its officers and employees available to the funds as appropriate. In addition, the advisor will pay all expenses incurred by it or by the funds in connection with the management of each fund's assets or the administration of its affairs, other than those as-sumed by the funds, as described in the Appendix to the Prospectus. Lincoln Life has paid the organizational expenses of all the funds. The rates of com-pensation to the advisor and the sub-advisors are set forth in the Appendix to the Prospectus.

During the last three years, the advisor received the following amounts for in-vestment advisory services:

                                         1996       1995       1994
-----------------------------------------------------------------------------
Aggressive Growth Fund                   $1,428,803 $  725,544 $  232,000
Bond Fund                                 1,188,030  1,061,701    999,397
Capital Appreciation Fund                 1,549,656    726,011    211,773
Equity-Income Fund                        3,303,336  1,457,623    348,255
Global Asset Allocation Fund              2,072,722  1,570,876  1,381,059
Growth and Income Fund                    7,063,276  5,077,981  3,896,902
International Fund                        3,319,701  2,770,197  2,262,664
Managed Fund                              2,480,524  2,120,656  1,919,150
Money Market Fund                           417,468    385,019    404,441
Social Awareness Fund                     1,877,030  1,048,366    736,602
Special Opportunities Fund                2,274,229  1,809,514  1,351,374

                                    Appendix

If total expenses of the funds (excluding taxes, interest, portfolio brokerage commissions and fees, and expenses of an extraordinary and non-recurring na-ture, but including the investment advisory fee) exceed 1 1/2% per annum of the average daily net assets of each fund (2% for the International Fund), the ad-visor will pay such excess by offsetting it against the advisory fee. If such offset is insufficient to cover the excess, any balance remaining will be paid directly by the advisor to each fund.

The current advisory agreements between the advisor and the funds will remain in effect from year to year if approved annually by: (1) the Board of Directors of each fund or by the vote of a majority of the outstanding voting securities of each fund, and (2) a vote of a majority of the directors who are not inter-ested persons of the funds or the advisor, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be ter-minated without penalty at any time, on 60 days' written notice by: (1) the Board of Directors of each fund, (2) vote of a majority of the outstanding vot-ing securities of each fund or (3) the advisor. The advisory agreement termi-nates automatically in the event of assignment.

In like manner, the current sub-advisory agreement will remain in effect from year to year if approved annually by the Board of Directors of the applicable funds or by the vote of a majority of the outstanding voting securities of those funds. The sub-advisory agreements may be terminated without penalty at any time, on 60 days' written notice, by: (1) the Board of Directors of the ap-plicable fund, (2) vote of the majority of the outstanding voting securities of the applicable fund, (3) the sub-advisor, or (4) the advisor. The sub-advisory agreements terminate automatically in the event of assignment.

                                    Appendix
DIRECTORS AND OFFICERS

The directors and executive officers of each fund, their business addresses, positions with fund, age and their principal occupations during the past five years are as follows:

--------------------------------------------------------------------------------

 * KELLY D. CLEVENGER     Vice President, Lincoln National Life Insurance Co.
   Chairman of the Board,
   President and
   Director, age 44
   1300 S. Clinton Street
   Fort Wayne, IN 46802

-------------------------------------------------------------------------------

  JOHN B. BORSCH, JR.     Retired, formerly Associate Vice President--
  Director, age 63        Investments, Northwestern University
  1776 Sherwood Road
  Des Plaines, IL 60016

-------------------------------------------------------------------------------

  NANCY L. FRISBY, CPA    Regional Vice President/Chief Financial Officer
  Director, age 55        (formerly Vice President--Finance; Regional
  700 Broadway            Controller of Finance), St. Joseph Medical Center,
  Fort Wayne, IN 46802    Fort Wayne, Indiana

-------------------------------------------------------------------------------

 * BARBARA S. KOWALCZYK   Senior Vice President and Director, Corporate
   Director, age 45       Planning and Development, Lincoln National
   1300 S. Clinton St.    Corporation; Director, Lincoln Life and Annuity
   Fort Wayne, IN 46802   Company of New York (formerly Executive Vice
                          President, Lincoln Investment Management, Inc.)

-------------------------------------------------------------------------------

  STANLEY R. NELSON       Executive in Residence Program in Health Services
  Director, age 70        Administration, University of Minnesota, Minneapolis,
  420 Delaware St., S.E.  Minnesota (formerly President, Henry Ford Health Care
  Minneapolis, MN 55455   Corp., Detroit, Michigan)

-------------------------------------------------------------------------------

 * JANET C. WHITNEY       Vice President and Treasurer, Lincoln National Corp.
   Treasurer, age 48      (formerly Vice President and General Auditor)
   200 East Berry Street
   Fort Wayne, IN 46802

-------------------------------------------------------------------------------

 * CYNTHIA A. ROSE        Assistant Secretary, Lincoln National Life Insurance
   Secretary, age 42      Co.
   200 East Berry Street
   Fort Wayne, IN 46802

--------------------------------------------------------------------------------

* Interested persons of the funds, as defined in the 1940 Act. Directors' fees of $250 per meeting are paid by each fund to each director who is not an inter-ested person of the fund. During 1996, each fund paid $1,250 in director's fees to each such director, plus out of pocket expenses to attend meetings. During 1996, the fund complex paid each of these directors aggregate fees of $13,750.

                                    Appendix

INVESTMENT POLICIES AND TECHNIQUES

OPTIONS AND FINANCIAL FUTURES TRADING
This discussion relates to the Bond, Growth and Income, Managed, Social Aware-ness and Special Opportunities Funds. Neither the International Fund nor the Money Market Fund has sought the authority to engage either in options or in futures trading. (NOTE: The Aggressive Growth, Capital Appreciation, Equity-Income and Global Asset Allocation Funds have their own respective discussions of the strategic portfolio transactions in which they may engage.)

OPTIONS TRADING

The fund may purchase or write (sell) options on financial instruments as a means of achieving additional return or hedging the value of the fund's port-folio. The fund may not purchase or write put or covered call options in an aggregate cost exceeding 30% of the value of its total assets. The fund would invest in options in standard contracts which may be quoted on NASDAQ, or on national securities exchanges. Currently options are traded on numerous secu-rities and indices including, without limitation, the Standard and Poor's 100 Index (S&P 100), the Standard and Poor's 500 Index (S&P 500), and the NYSE Beta Index.

A. In General. Put and call options are generally short-term contracts with durations of nine months or less. The investment advisor will generally write covered call options when it anticipates declines in the market value of the portfolio securities and the premiums received may offset to some extent the decline in the fund's net asset value. On the other hand, writing put options may be a useful portfolio investment strategy when the fund has cash or other reserves and it intends to purchase securities but expects prices to increase.

Generally, the risk to the fund in writing options is that the investment ad-visor's assumption about the price trend of the underlying security may prove inaccurate. If the fund wrote a put, expecting the price of a security to in-crease, and it decreases, or if the fund wrote a call, expecting the price to decrease but it increased, the fund could suffer a loss if the premium re-ceived in each case did not equal the difference between the exercise price and the market price.

B. Call Options. The fund may write only call options which are covered, meaning that the fund either owns the underlying security or has an abso-lute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the fund will not, before the expira-tion of a call option, permit the call to become uncovered. If the fund writes a call option, the purchaser of the option has the right to buy (and the fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the fund by the purchaser of the option is the premium. The fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the fund were to effect a closing purchase transaction through the purchase of an equivalent option on an exchange. The fund would not be able to effect a closing purchase transaction after it had received notice of exercise.

In order to write a call option, the fund is required to deposit in escrow the underlying security or other assets in accordance with the rules of The Op-tions Clearing Corp. (OCC) and the various exchanges. The fund may not pur-chase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the fund for writing the option.

Generally, the investment advisor (the advisor) intends to write listed cov-ered calls during periods when it anticipates declines in the market values of portfolio securities and the premiums received (net of transaction costs) may offset to some extent the decline in the fund's net asset value occasioned by such declines in market value. The advisor will generally not write listed covered call options when it anticipates that the market value of the fund's portfolio securities will increase.

If the advisor decides that at a price higher than the current value a portfo-lio security would be overvalued and should be sold, the fund may write a call option on the security at that price. Should the security subsequently reach that price and the option be exercised, the fund would, in effect, have in-creased the selling price of that security, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the security declined and the option were not exercised, the premium would offset all or some portion of that decline. It is possible, of course, that the price of the security could increase beyond the exercise price; in that event, the fund would forego the opportunity to sell the security at that higher price.

In addition, call options may be used as part of a different strategy in con-nection with sales of portfolio securities. If, in the judgment of the advi-sor, the market price of a security is overvalued and it should be sold, the fund may elect to write a call with an exercise price substantially below the current market price. So long as the value of the underlying security remains above the exercise price during the term of the option, the option will be ex-ercised, and the fund will be required to sell the security at the exercise price. If the sum of the premium and the exercise price exceeds the market price

                                    Appendix
of the security at the time the call is written, the fund would, in effect, have increased the selling price of the security. The fund would not write a call under these circumstances if the sum of the premium and the exercise price were less than the current market price of the security.

In summary, a principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer, such as the fund, which owns the underlying security has, in return for the premium, given up the opportunity for profit from a price increase in the underlying se-curity above the exercise price, but has retained the risk of loss should the price of the security decline. Unlike one who owns securities not subject to a call, the fund as a call writer may be required to hold such securities until the expiration of the call option or until the fund engages in a closing pur-chase transaction at a price that may be below the prevailing market.

C. Put Options. The fund may also write put options. If the fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option. The rules regarding the writing of put options are generally comparable to those described above with re-spect to call options.

Writing put options may be a useful portfolio investment strategy when the fund has cash or other reserves available for investment as a result of sales of fund shares or because the advisor believes a more defensive and less fully in-vested position is desirable in light of market conditions. If the fund wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the fund writes a put option, the price of the underlying security declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the fund for the security. Of course, the price of the security may continue to decline after exercise of the put options, in which event the fund would have foregone an opportunity to purchase the secu-rity at a lower price, or the option might never be exercised.

If, before the exercise of a put, the advisor determines that it no longer wishes to invest in the security on which the put has been written, the fund may be able to effect a closing purchase transaction on an exchange by purchas-ing a put of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the pre-mium received on writing the put option, and there is no guarantee that a clos-ing purchase transaction can be effected. The fund may purchase put options only in connection with a closing transaction.

As with the writer of a call, a put writer generally hopes to realize premium income. The risk position of the fund as a put writer is similar to that of a covered call writer which owns the underlying securities. Like the covered call writer (who must bear the risk of the position in the underlying security), the fund as a put writer stands to incur a loss if and to the extent the price of the underlying security falls below the exercise price plus premium.

At the time a put option is written, the fund will be required to establish, and will maintain until the put is exercised or has expired, a segregated ac-count with its custodian consisting of cash or short-term U.S. Government secu-rities equal in value to the amount which the fund will be obligated to pay upon exercise of the put. Principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. In addition, there is no assurance that the fund will be able to effect a closing transaction at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. If a substantial number of covered options written by the fund are exercised, the fund's rate of portfolio turnover could exceed historic levels. This could result in higher transaction costs, including bro-kerage commissions. The fund will pay brokerage commissions in connection with the writing and purchasing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to pur-chases and sales of portfolio securities.

FUTURES CONTRACTS AND OPTIONS THEREON

A. In General. The fund may buy and sell financial futures contracts (futures contracts) and related options thereon solely for hedging purposes. The fund may sell a futures contract or purchase a put option on that futures con-tract to protect the value of the fund's portfolio in the event the invest-ment advisor anticipates declining security prices. Similarly, if security prices are expected to rise, the fund may purchase a futures contract or a call option thereon. (For certain limited purposes, as explained later, the fund is also authorized to buy futures contracts on an unleveraged basis and not as an anticipatory hedge.)

The fund will not invest in futures contracts and options thereon if immedi-ately thereafter the amount committed to margins plus the amount paid or option premiums exceeds 5% of the fund's total assets. In addition the fund will not hedge more than 1/3 of its net assets.

                                    Appendix

B. Futures contracts. The fund may purchase and sell financial futures con-tracts (futures contracts) as a hedge against fluctuations in the value of securities which are held in the fund's portfolio or which the fund intends to purchase. The fund will engage in such transactions consistent with the fund's investment objective. Currently, futures contracts are available on Treasury bills, notes, and bonds as well as interest-rate and stock market indexes.

There are a number of reasons why entering into futures contracts for hedging purposes can be beneficial to the fund. First, futures markets may be more liq-uid than the corresponding cash markets on the underlying securities. Such en-hanced liquidity results from the standardization of the futures contracts and the large transaction volumes. Greater liquidity permits a portfolio manager to effect a desired hedge both more quickly and in greater volume than would be possible in the cash market. Second, a desired sale and subsequent purchase can generally be accomplished in the futures market for a fraction of the transac-tion costs that might be incurred in the cash market.

The purpose of selling a futures contract is to protect the fund's portfolio from fluctuation in asset value resulting from security price changes. Selling a futures contract has an effect similar to selling a portion of the fund's portfolio securities. If security prices were to decline, the value of the fund's futures contracts would increase, thereby keeping the net asset value of the fund from declining as much as it otherwise might have. In this way, sell-ing futures contracts acts as a hedge against the effects of declining prices. However, an increase in the value of portfolio securities tends to be offset by a decrease in the value of corresponding futures contracts.

Similarly, when security prices are expected to rise, futures contracts may be purchased to hedge against anticipated subsequent purchases of portfolio secu-rities at higher prices. By buying futures, the fund could effectively hedge against an increase in the price of the securities it intends to purchase at a later date in order to permit the purchase to be effected in an orderly manner. At that time, the futures contracts could be liquidated at a profit if prices had increased as expected, and the fund's cash position could be used to pur-chase securities.

When a purchase or sale of a futures contract occurs, a deposit of high-quali-ty, liquid securities called initial margin is made by both buyer and seller with a custodian for the benefit of the broker. Unlike other types of margin, a futures margin account does not involve any loan or borrowing but is merely a good faith deposit that must be maintained in a minimum amount of cash or U.S. Treasury bills. All futures positions, both long and short, are marked-to-mar-ket daily, with cash payments called variation margin being made by buyers and sellers to the custodian, and passed through to the sellers and buyers, to re-flect daily changes in the contract values.

Most futures contracts are typically canceled or closed out before the sched-uled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an off-setting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities.

If the price of an offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corre-sponding to the difference. That gain or loss will tend to offset the realized loss or gain on the hedged securities position, but may not always or com-pletely do so.

The fund will not enter into any futures contract if, immediately thereafter, the aggregate initial margin for all existing futures contracts and options thereon and for premiums paid for related options would exceed 5% of the fund's total assets. The fund will not purchase or sell futures contracts or related options if immediately thereafter more than 1/3 of its net assets would be hedged.

C.Risks and limitations involved in futures hedging. There are a number of risks associated with futures hedging. Changes in the price of a futures con-tract generally parallel but do not necessarily equal changes in the prices of the securities being hedged. The risk of imperfect correlation increases as the composition of the fund's securities portfolio diverges from the secu-rities that are the subject of the futures contract. Because the change in the price of the futures contract may be more or less than the change in the prices of the underlying securities, even a correct forecast of price changes may not result in a successful hedging transaction. Another risk is that the investment advisor could be incorrect in its expectation as to the direction or extent of various market trends or the time period within which the trends are to take place.

The fund intends to purchase and sell futures contracts only on exchanges where there appears to be a market in such futures sufficiently active to accommodate the volume of its trading activity. There can be no assurance that a liquid market will always exist for any particular contract at any particular time. Accordingly, there can be no assurance that it will always be possible to close a futures position when such closing is desired and, in the event of adverse price movements, the fund would continue to be required to make daily cash pay-ments of variation margin. However, in the event futures contracts have been sold to hedge portfolio securities, such securities will not be sold until the offsetting futures contracts can be executed. Similarly, in the event futures have been bought to hedge anticipated securities purchases, such purchases will not be executed until the offsetting futures contracts can be sold.

                                    Appendix

Successful use of futures contracts by the fund is also subject to the ability of the investment advisor to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. For example, if the fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the fund will lose part or all of the ben-efit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sale of securities may be, but will not necessarily be, at increased prices that reflect the rising mar-ket. The fund may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest its cash in an or-derly fashion, it is possible that the market may decline instead; if the fund then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The selling of futures contracts by the fund and use of related transactions in options on futures contracts (discussed later) are subject to position limits, which are affected by the activities of the investment advisor.

The hours of trading of futures contracts may not conform to the hours during which the fund may trade securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

Pursuant to Rule 4.5 under the Commodity Exchange Act, investment companies registered under the 1940 Act are exempted from the definition of commodity pool operator in the Commodity Exchange Act, subject to compliance with certain conditions. The exemption is conditioned upon a requirement that all of the in-vestment company's commodity futures transactions constitute bona fide hedging transactions (except on an unleveraged basis, as described in (F.) With respect to long positions assumed by the fund, the fund will segregate with its custo-dian an amount of cash and other assets permitted by Commodity Futures Trading Commission (CFTC) regulations equal to the market value of the futures con-tracts and thereby insure that the use of futures contracts is unleveraged. The fund will use futures in a manner consistent with these requirements.

D. Options on futures contracts. The fund only intends to engage in options on futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is re-quired upon exercise to assume an offsetting futures position (which posi-tion may be a long or short position). Upon exercise of the option, the as-sumption of offsetting futures positions by the writer and holder of the op-tion will be accompanied by delivery of the accumulated balance in the writ-er's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

The holder or writer of an option may terminate its position by selling or pur-chasing an option of the same series. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the fund's futures commissions merchants' requirements similar to those applicable to the futures contracts themselves, described previously.

E. Risks of futures transactions. The fund's successful use of futures con-tracts and options thereon depends upon the ability of its investment advi-sor to predict movements in the securities markets and other factors affect-ing markets for securities and upon the degree of correlation between the prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of price changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit the fund's exposure to loss, they may also limit the fund's potential for capital gains. For example, if the fund has hedged against the possibility of decrease in prices which would adversely affect the price of securities in its portfolio and prices of such securities in-crease instead, the fund will lose part or all of the benefit of the in-creased value of its securities because it will have offsetting losses in its futures positions. Although the fund will enter into futures contracts only where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.

F. The fund also is authorized, subject to the limitations set out in the Pro-spectus, to purchase futures contracts on an unleveraged basis, when not in-tended as an anticipatory hedge. When a contract is purchased on this basis the investment company establishes a segregated account, composed of cash and/or cash equivalents, equal to the total value of the contract (less mar-gin on deposit). As with

                                    Appendix
  other futures trading, these purchases must not be for speculative purposes.

The ability to engage in these purchases on an unleveraged basis can signifi-cantly decrease transaction costs to the funds in certain instances. For exam-ple, if an inordinately large deposit should occur on a single day, the sheer volume of securities purchases required for that day may place the fund at a market disadvantage by requiring it to purchase particular securities in such volume that its own buying activity could cause prices to increase. In addi-tion, if this deposit had involved market-timing' and as a result there subse-quently were an oversized withdrawal, the fund could again suffer market disad-vantage, this time because the volume of sales could, for the same reason, force prices of particular securities to decrease. The fund, by buying a futures contract (followed by the appropriate closing transaction) instead of purchasing securities could achieve considerable savings in transaction costs without departing from fund objectives. Furthermore, as stated in (C.), price changes in a futures contract generally parallel price changes in the securi-ties that the fund might otherwise have purchased. Thus, purchase of a futures contract on an unleveraged basis allows the fund to comply with its objective while at the same time achieving these lower transaction costs.

VALUATION OF PORTFOLIO SECURITIES

SHORT-TERM INVESTMENTS. For funds (other than the Money Market Fund) that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

OPTIONS TRADING. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

FUTURES CONTRACTS AND OPTIONS THEREON. For those funds buying and selling futures contracts and related options thereon, the futures contracts and op-tions are valued at their daily settlement price.

FOREIGN SECURITIES. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign ex-change or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund. There are more detailed explanations of these circum-stances in the SAI for the various funds. See the Preface to this Prospectus booklet for information about how to obtain a copy of the SAI booklet.

LENDING OF PORTFOLIO SECURITIES

As described in the Prospectus, the funds may from time to time lend securities from their portfolios to brokers, dealers and financial institutions and re-ceive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. Government obligations or certificates of de-posit. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the particular fund during the term of the loan. The fund will maintain the incidents of ownership of the loaned secu-rities and will continue to be entitled to the interest or dividends payable on the loaned securities. In addition, the fund will receive interest on the amount of the loan. The loans will be terminable by the fund at any time and will not be made to any affiliates of the fund or the advisor. The fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made to firms deemed by the advisor to be creditworthy.

                                    Appendix

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

The funds may make short-term investments in repurchase agreements. A repur-chase agreement typically involves the purchase by the fund of securities (U.S. Government or other money market securities) from a financial institution such as a bank, broker-dealer or savings and loan association, coupled with an agreement by the seller to repurchase the same securities from the fund at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price to the fund and the resale price to the seller represents the interest earned by the fund which is unrelated to the coupon rate or maturity of the purchased se-curity. If the seller defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement declines, or the fund may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the col-lateral by the fund may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bank-ruptcy proceedings. The Board of Directors of the funds or its delegate will evaluate the creditworthiness of all entities, including banks and broker-deal-ers, with which they propose to enter into repurchase agreements. These trans-actions will be fully collateralized; and the collateral for each transaction will be in the actual or constructive possession of the particular fund during the terms of the transaction, as provided in the agreement.

In a reverse repurchase agreement, the fund involved sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a re-verse repurchase agreement is outstanding, the funds will maintain cash and ap-propriate liquid assets in a segregated custodial account to cover its obliga-tion under the agreement. The fund will enter into reverse repurchase agree-ments only with parties that the advisor or sub-advisor deems creditworthy. Re-verse repurchase agreements are considered to be borrowing transactions, and thus are subject to the fund's limitation on borrowing. Not every fund is au-thorized to enter into reverse repurchase agreements.

CUSTODIAN

All securities, cash and other similar assets of the Bond, Growth and Income, Managed, Money Market, Social Awareness and Special Opportunities Funds are currently held in custody by Bankers Trust Co., 14 Wall Street, 4th Floor, New York, New York 10005. Bankers Trust agreed to act as custodian for each fund pursuant to a Custodian Agreement dated June 17, 1985 (March 10, 1986 for the Social Awareness Fund). It is anticipated that in the future the custodian for each of these funds will be changed to The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York, 11245. This change is not expected to re-sult in any material variation in the custodial services currently provided to these funds.

All securities, cash and other similar assets of the Aggressive Growth, Capital Appreciation, Equity-Income, Global Asset Allocation and International Funds are held in custody by State Street Bank and Trust Co., 225 Franklin Street, Boston, Massachusetts 02110. State Street agreed to act as custodian for these funds pursuant to Custodian Contracts effective July 21, 1987 for the Global Asset Allocation Fund, April 29, 1991 for the International Fund, and December 6, 1993 for the other three funds.

Under these Agreements, the respective custodians shall (1) receive and dis-burse money; (2) receive and hold securities; (3) transfer, exchange, or de-liver securities; (4) present for payment coupons and other income items, col-lect interest and cash dividends received, hold stock dividends, etc.; (5) cause escrow and deposit receipts to be executed; (6) register securities; and
(7) deliver to the funds proxies, proxy statements, etc.

INDEPENDENT AUDITORS

Each fund's Board of Directors has engaged Ernst & Young LLP, 2300 Fort Wayne National Bank Building, Fort Wayne, Indiana 46802, to be the independent audi-tors for the fund. In addition to the audit of the 1996 financial statements of the funds, other services provided include review and consultation connected with filings of annual reports and registration statements with the Securities and Exchange Commission (SEC); consultation on financial accounting and report-ing matters; and meetings with the Audit Committee.

FINANCIAL STATEMENTS

The financial statements for the funds are incorporated by reference to the funds' 1996 Annual Report. We will provide a copy of the Annual Report on re-quest and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (452-6265).

BOND AND COMMERCIAL PAPER RATINGS

Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rat-
ing cate     -

                                    Appendix

gories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

MOODY'S INVESTORS SERVICE, INC.
Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visu-alized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all stan-dards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent which make the long-term risks appear somewhat larger than in Aaa securi-ties.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position charac-terizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcom-ings.

STANDARD & POOR'S CORP.
AAA -- This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and in-terest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, al-though they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay prin-cipal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as pre-dominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indi-cates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC.
Moody's Commercial Paper ratings are opinions of the ability of issuers to re-pay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated is-suers:

Prime 1 -- Highest Quality;
Prime 2 -- Higher Quality;
Prime 3 -- High Quality.

(The fund will not invest in commercial paper rated Prime 3).

STANDARD & POOR'S CORP.
A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Catego-ries, as follows:

 A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The fund will not invest in commercial paper rated A-3).

                                    Appendix

 A - 1 this designation indicates that the degree of safety regarding timely payment is very strong.

 A - 2 Capacity for timely payment on issues with this designation is strong.
    However, the relative degree of safety is not overwhelming as for issues designated A-1.

U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed as to principal and interest by the U.S. Gov-ernment include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a matu-rity of one year or less. Treasury notes have maturities of two to ten years and Treasury bonds generally have a maturity of greater than ten years.

Various agencies of the U.S. Government issue obligations. Some of these secu-rities are supported by the full faith and credit of the U.S. Treasury (for ex-ample those issued by Export-Import Bank of the United States, Farmers Home Ad-ministration, Federal Housing Administration, Government National Mortgage As-sociation, Maritime Administration, Small Business Administration and The Ten-nessee Valley Authority).

Obligations of instrumentalities of the U.S. Government are supported by the right of the issuer to borrow from the Treasury (for example, those issued by Federal Farm Credit Banks, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal Intermediate Credit Banks, Federal Land Bank and the U.S. Postal Service). Obligations supported by the credit of the instrumentality include securities issued by government-sponsored corporations whose stock is publicly held (for example, the Federal National Mortgage Association, and the Student Loan Marketing Association). There is no guarantee that the government will support these types of securities, and therefore they may involve more risk than other government obligations.

TAXES

Each fund intends to qualify and has elected to be taxed as a regulated invest-ment company under certain provisions of the Internal Revenue Code of 1986, as amended (the code). If a fund qualifies as a regulated investment company and complies with the provisions of the code relieving regulated investment compa-nies which distribute substantially all of their net income (both net ordinary income and net capital gain) from Federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regu-lated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, pay-ments with respect to securities loans and gains from the sale or other dispo-sition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or for-ward contracts) derived with respect to its investing in such stocks, securi-ties, or currencies. In addition, to qualify as a regulated investment company each fund must derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months. In order to meet these requirements, a fund may be required to defer disposing of certain futures contracts and underlying securities beyond the time when it might oth-erwise be advantageous to do so. Specifically, these requirements may limit a fund's ability to (a) sell securities held for less than three months; (b) ef-fect closing transactions on futures contracts entered into less than three months previously; (c) enter into futures contracts for a period of less than three months; and (d) enter into futures contracts on securities held for less than the long-term capital gains holding period. Further, for purposes of the 30% test, increases (and decreases) in the value of positions that are part of a designated hedge (as defined in the code) are netted.

The Federal tax laws impose a 4% nondeductible excise tax on each regulated in-vestment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws, unless certain exceptions apply. Each fund intends to comply with such distribution require-ments or qualify under one or more exceptions, and thus does not expect to in-cur the 4% nondeductible excise tax.

Since the sole shareholder of each fund will be Lincoln Life, no discussion is stated herein as to the Federal income tax consequences at the shareholder lev-el.

The discussion of Federal income tax considerations in the Prospectus, in con-junction with the foregoing, is a general and abbreviated summary of the appli-cable provisions of the code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These inter-pretations can be changed at any time. The above discussion covers only Federal tax considerations with respect to the fund. State and local taxes vary.

                                    Appendix

STATE REQUIREMENTS

The California Department of Insurance has established the following guidelines for an underlying portfolio of a variable account. The funds intend to comply with these guidelines:

BORROWING

The borrowing limit for any fund is 33 1/3 percent of total assets. Entering into a reverse repurchase agreement shall be considered "borrowing" as that term is used herein.

FOREIGN INVESTMENTS -- DIVERSIFICATION

The diversification guidelines to be followed by international and global funds are as follows:

a. An international fund or a global fund is sufficiently diversified if it is invested in a minimum of three different countries at all times, and has invested no more than 50 percent of total assets in any one second-tier country and no more than 25 percent of total assets in any one third-tier country. First-tier countries are: Germany, the United Kingdom, Japan, the United States, France, Canada, and Australia. Second-tier countries are all countries not in the first or third tier. Third-tier countries are coun-tries identified as "emerging" or "developing" by the International Bank for Reconstruction and Development ("World Bank") or International Finance Corporation.

b. A regional fund is sufficiently diversified if it is invested in a minimum of three countries. The name of the fund must accurately describe the fund.

c.  The name of a single country fund must accurately describe the fund.

d.  An index fund must substantially mirror the index.

DERIVATIVE TRANSACTIONS-DEFINITIONS

The Prospectus for each fund and the uniform Appendix for the Prospectus book-let discuss the type of derivative transactions in which the funds may engage and the risks typically associated with many derivative transactions. Here are some definitions for the derivatives listed in the Appendix:

OPTION. A contract which gives the fund the right, but not the obligation, to buy or sell specified securities at a fixed price before or at a designated fu-ture date. If the contract allows the fund to buy securities, it is a call op-tion; if to sell, it is a put option. It is common practice in options trading to terminate an outstanding option contract by entering into an offsetting transaction known as a closing transaction; as a result of which the fund would either pay out or receive a cash settlement. This is discussed below.

CURRENCY OPTION. Discussed later.

FIXED INCOME OPTION. One based on a fixed-income security, such as a corporate or government bond.

INDEX OPTION. One based on the value of an index which measures the fluctuating value of a basket of pre-selected securities.

STOCK (EQUITY) OPTION. One based on the shares of stock of a particular compa-ny.

OPTION ON A FUTURES CONTRACT. Discussed later.

SWAP. A financial transaction in which the fund and another party agree to ex-change streams of payments at periodic intervals under a predetermined set of occurrences related to the price, level, performance or value of one or more underlying securities, and pegged to a reference amount known as the notional amount. A swap is normally used to change the market risk associated with a loan or bond borrowing from one interest rate base (fixed term or floating rate) or currency of one denomination to another.

EQUITY SWAP. One which allows the fund to exchange the rate of return (or some portion of the rate) on its portfolio stocks (an individual share, a basket or index) for the rate of return on another equity or non-equity investment.

INTEREST RATE SWAP. One in which the fund and another party exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate in-dex to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another).

Related transactions to interest rate swaps:

a. Cap. A contract for which the buyer pays a fee, or premium, to obtain pro-tection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differ-ential times the principal amount times one-quarter.

b. Floor. A contract in which the seller agrees to pay to the purchaser, in re-turn for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed

                                    Appendix
  level (the floor). A floor contract has the effect of a string of interest rate guarantees.

c. Collar. An arrangement to simultaneously purchase a cap and sell a floor, in order to maintain interest rates within a defined range. The premium income from the sale of the floor reduces or offsets the cost of buying the cap.

d. Corridor. An agreement to buy a cap at one interest rate and sell a cap at a higher rate.

SWAPTION. An option to enter into, extend, or cancel a swap.

FUTURES CONTRACT. A contract which commits the fund to buy or sell a specified amount of a financial instrument at a fixed price on a fixed date in the fu-ture. Futures contracts are normally traded on an exchange and their terms are standardized, which makes it easier to buy and sell them.

INTEREST RATE FUTURES (AND OPTIONS ON THEM). Futures contracts pegged to U.S. and foreign fixed-income securities, debt indices and reference rates.

STOCK INDEX FUTURES. Futures contracts based on an index of pre-selected stocks, with prices based on a composite of the changes to the prices of the individual securities in the index (e.g., S&P 500).

OPTION ON A FUTURES CONTRACT. An option taken on a futures position.

FORWARD CONTRACT. An over-the-counter, individually-tailored futures contract.

FORWARD RATE AGREEMENT (FRA). A contract in which the fund and another party agree on the interest rate to be paid on a notional deposit of specified matu-rity at a specific future time. Normally, no exchange of principal is involved; the difference between the contracted rate and the prevailing rate is settled in cash.

CURRENCY CONTRACT. A contract entered into for the purpose of reducing or elim-inating an anticipated rise or drop in currency exchange rates over time.

CURRENCY FUTURES. Futures contracts on foreign currencies. Used to hedge the purchase or sale of foreign securities.

CURRENCY OPTION. An option taken on foreign currency.

CURRENCY SWAP. A swap involving the exchange of cash flows and principal in one currency for those in another, with an agreement to reverse the principal swap at a future date.

CROSS-CURRENCY INTEREST RATE SWAP. A swap involving the exchange of streams of interest rate payments (but not necessarily principal payments) in different currencies and often on different interest bases (e.g., fixed Deutsche Mark against floating dollar, but also fixed Deutsche Mark against fixed dollar).

FORWARD CURRENCY CONTRACT. A contract to lock in a currency exchange rate at a future date, to eliminate risk of currency fluctuation when the time comes to convert from one currency to another.

This page was intentionally left blank.

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

a)   List of Financial Statements

          (1)  Part A.

               The financial highlights of Lincoln National Capital Appreciation Fund, Inc. (the Fund) for the years ended December 31, 1996, 1995, 1994 and 1993 are incorporated by reference to Pages 53-54 of the Fund's 1996 Annual Report.

               Part B.

               The following financial statements of the Fund are incorporated by reference to Pages 14-16 and 42-52, and 55 of the Fund's 1996 Annual Report:

               - Statement of Net Assets -- December 31, 1996
               - Statement of Operations -- Year Ended December 31, 1996
               - Statements of Changes in Net Assets -- Years Ended
                 December 31, 1996 and 1995
               - Notes to Financial Statements -- December 31, 1996

               In total, only pages 14-16 and 42-55 of the Fund's 1996 Annual Report are incorporated by reference into this Registration Statement. No other pages of that Report are incorporated by reference.

          (2) Schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the required information is included in the financial statements, and therefore have been omitted.

b)   Exhibits:

           5   - Sub-Investment Management Agreement between Lincoln National
                 Investment Management Company and Janus Capital Corporation dated January 1, 1994.

           6   - Specimen Agents Contract

           8   - Custody Fee Schedule

           9(d)- Services Agreement between Lincoln National
                 Life Insurance Company, Delaware Management
                 Holding Companies, Inc. and Delaware Services
                 Company Inc. dated August 15, 1996

          11   - Consent of Ernst & Young LLP, Independent Auditors

          17(a)- Financial Data Schedule

          19   - Memorandum Concerning Books and Records

        We have no changes to report to Exhibits 1-4, 7, 10 and 12-16. These exhibits are incorporated by reference to the Registration Statement (File No. 33-70272) including all amendments and/or post-effective amendments.

Item 25.   Persons Controlled by or Under Common Control with Registrant

        See "Management of the Fund," "Purchase of Securities Being Offered," and "Description of Shares" in the Prospectus forming Part A of this Registration Statement and "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment to the Registration Statement, The Lincoln National Life Insurance Company (Lincoln Life), for its Variable Annuity Account C and Variable Life Account K, is the sole shareholder in the Fund.


        No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 15(a) to the Form N-4 Registrant Statement filed by Lincoln National Variable Annuity Account C (File No. 33-25990), and is incorporated by reference into this Registration Statement.

Item 26.   Number of Holders of Securities

           As of April 1, 1997, there was one record holder of common stock, $.01 par value per share.

Item 27.   Indemnification

           See prior filing.

Item 28.   Business and Other Connections of Investment Adviser



     Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment, is hereby incorporated by reference from the section captioned "Management of the Fund" in the Prospectus forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement, and
     Item 7 of Part II of Lincoln Investment's Form ADV filed separately with the Commission (File No. 801-5098). Information pertaining to any business and other connections of Registrant's sub-investment adviser, Janus Capital Corporation ("Janus") is incorporated by reference from the section of the Prospectus captioned "Management of the Fund," the section of the Statement of Additional Information captioned "Investment Adviser and Sub-Adviser," and Item 7 of Part II of Janus' Form ADV filed separately with the Commission (File No. 801-13991).

     The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Lincoln Investment and Janus are hereby incorporated by reference, respectively, from Schedules A and D of Lincoln Investment's Form ADV and from Schedules A and D of Janus' Form ADV.

     (a)   The Adviser.

           As of February 5, 1997, the officers and/or directors of the investment adviser held the following positions:



                                   Position,                   Other Substantial Business
                                   Investment                  Profession, Vocation or
      Name                         Adviser                     Employment; Address
      ----                         ----------                  --------------------------

David A. Berry                     Vice President              Vice President, Lincoln National
                                                               Income Fund, Inc. and Lincoln
                                                               National Convertible Securities
                                                               Fund, Inc., Second Vice
                                                               President, Lincoln Life & Annuity
                                                               Company of New York, 200 East
                                                               Berry Street Fort Wayne, Indiana
                                                               46802

JoAnn E. Becker                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Dennis A. Blume                    Senior Vice President       200 East Berry Street,
                                   (formerly Executive         Fort Wayne, Indiana  46802
                                   Vice President) and
                                   Director

Anne E. Bookwalter                 Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Philip C. Byrde                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Steven R. Brody                    Senior Vice President       President and Director, Lincoln
                                   and Director (formerly      National Realty Corporation;
                                   Executive Vice              Vice President, The Lincoln
                                   President)                  National Life Insurance Company,
                                                               and Lincoln Advisor Funds, Inc.,
                                                               200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Patrick R. Chasey                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Garrett W. Cooper                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

David C. Fischer                   Vice President              Vice President, Lincoln National
                                                               Income Fund, Inc.,
                                                               200 East Berry Street,
                                                               Fort Wayne, Indiana 46802

Luc N. Girard                      Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Donald P. Groover                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

William N. Holm, Jr.               Vice President              Vice President and Director,
                                                               Lincoln National Mezzanine Corporation,
                                                               200 East Berry Street,
                                                               Fort Wayne, Indiana 46802

Jennifer C. Hom                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

                                       Position,                          Other Substantial Business
                                       Investment                         Profession, Vocation or
     Name                              Adviser                            Employment; Address
     ----                              ----------                         -------------------------
John A. Kellogg                        Vice President                     Vice President, Lincoln National
                                                                          Realty Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Timothy H. Kilfoil                     Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Lawrence T. Kissko                     Vice President                     Vice President and Director,
                                       (Formerly Senior                   Lincoln National Realty
                                       Vice President)                    Corporation; Vice President,
                                                                          The Lincoln National Life
                                                                          Insurance Company,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Walter M. Korinke                      Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Lawrence M. Lee                        Vice President                     Vice President, Lincoln National
                                       (formerly Second                   Realty Corporation,
                                       Vice President)                    200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Harold F. McElraft Jr.                 Vice President                     Vice President and Chief
                                                                          Financial Officer, Lincoln
                                                                          National Investment Companies,
                                                                          Inc; Vice President and
                                                                          Treasurer, Lincoln National
                                                                          Income Fund, Inc., Lincoln
                                                                          National Convertible Securities
                                                                          Fund, Inc.,
                                                                          200 East Berry Street,
                                                                          Fort Wayne Indiana  46802

H. Thomas McMeekin                     President and                      President and Director, Lincoln National
                                       Director (formerly                 Convertible Securities Fund, Inc., Lincoln
                                       Executive Vice                     National Income Fund, Inc.; President,
                                       President, and Senior              Chief Executive Officer and Director,
                                       Vice President)                    Lincoln National Mezzanine Corporation;
                                                                          Executive Vice President and Chief
                                                                          Investment Officer, Lincoln National
                                                                          Corporation; Director, Delaware Management
                                                                          Holdings, Inc., Lincoln National (China) Inc.,
                                                                          Lincoln National (India) Inc., Lincoln National
                                                                          Investment Companies, Inc., Lincoln National
                                                                          Realty Corporation, Lynch & Mayer, Inc., Vantage
                                                                          Global Advisors, Lincoln National Life Insurance
                                                                          Company,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana  46802

Marybeth Montgomery                    Vice President                     Second Vice President,
                                                                          Lincoln National Realty
                                                                          Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana  46802

John David Moore                       Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Oliver H. G. Nichols                   Senior Vice President              Vice President, Lincoln
                                                                          National Realty Corporation,
                                                                          Lincoln National Life Insurance Company
                                                                          1300 South Clinton Street,
                                                                          Fort Wayne Indiana  46802

David C. Patch                         Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Joseph T. Pusateri                     Vice President                     Vice President, Lincoln National
                                                                          Realty Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Gregory E. Reed                        Vice President                     Second Vice President,
                                                                          Lincoln Life & Annuity Company of
                                                                          New York,
                                                                          200 East Berry Street
                                                                          Fort Wayne, Indiana,  46802

                           Position,                    Other Substantial Business
                           Investment                   Profession, Vocation or
     Name                  Adviser                      Employment; Address
     ----                  ----------                   --------------------------
Bill L. Sanders            Vice President

Roy D. Shimer              Assistant Vice President     200 East Berry Street, Fort
                           (formerly Vice President)    Wayne, Indiana 46802

Milton W. Shuey            Vice President               Vice President, Lincoln
                                                        Investment Management, Inc.,
                                                        200 East Berry Street, Fort
                                                        Wayne, Indiana 46802

Gerald M. Weiss            Vice President               200 East Berry Street, Fort
                           (formerly Second             Wayne, Indiana 46802
                           Vice President)

Janet C. Whitney           Vice President and           Vice President and Treasurer,
                           Treasurer                    The Financial Alternative, Inc.
                                                        Financial Alternative Resources, Inc.
                                                        Financial Choices, Inc.
                                                        Financial Investment Services, Inc.
                                                        Financial Investment Inc.
                                                        The Financial Resources Department
                                                        Investment Alternatives, Inc.
                                                        The Investment Center, Inc.
                                                        The Investment Group, Inc.
                                                        The Richard Leahy Corporation
                                                        Lincoln Financial Group, Inc.
                                                        Lincoln Life Improved Housing, Inc.
                                                        LNC Administrative Services Corporation
                                                        LNC Equity Sales Corporation
                                                        Lincoln National Aggressive Growth Fund, Inc.
                                                        Lincoln National Bond Fund, Inc.
                                                        Lincoln National Capital Appreciation Fund, Inc.
                                                        Lincoln National (China) Inc.
                                                        Lincoln National Corporation
                                                        Lincoln National Equity-Income Fund, Inc.
                                                        Lincoln National Global Asset Allocation Fund, Inc.
                                                        Lincoln National Growth and Income Fund, Inc.
                                                        Lincoln National Health & Casualty Insurance Company
                                                        Lincoln National (India) Inc.
                                                        Lincoln National Intermediaries, Inc.
                                                        Lincoln National International Fund, Inc.
                                                        The Lincoln National Life Insurance Company
                                                        Lincoln National Managed Fund, Inc.
                                                        Lincoln National Management Services, Inc.
                                                        Lincoln National Mezzanine Corporation
                                                        Lincoln National Money Market Fund, Inc.
                                                        Lincoln National Realty Corporation
                                                        Lincoln National Reassurance Company
                                                        Lincoln National Reinsurance Company (Barbados) Limited
                                                        Lincoln National Reinsurance Company Limited
                                                        Lincoln National Risk Management, Inc.
                                                        Lincoln National Social Awareness Fund, Inc.
                                                        Lincoln National Special Opportunities Fund, Inc.
                                                        Lincoln National Structured Settlement, Inc.
                                                        Lincoln National Variable Annuity Fund A
                                                        Old Fort Insurance Company, Ltd.
                                                        Personal Financial Resources, Inc.
                                                        Special Pooled Risk Administrators, Inc.
                                                        Underwriters & Management Services, Inc.
                                                        Treasurer and Assistant Secretary,
                                                             Lincoln National Foundation, Inc.

                                                        Treasurer,
                                                             Lincoln National Investment Companies, Inc.
                                                             Lincoln National Underwriting Services, Ltd.
                                                             Professional Financial Planning, Inc.; Assistant Treasurer,
                                                             First Penn-Pacific Life Insurance Company,
                                                             200 East Berry Street,
                                                             Fort Wayne, Indiana 46802

C. Suzanne Womack          Secretary                    Vice President and Assistant Secretary, Lincoln National
                                                        Corporation and The Lincoln National Life Insurance Company;
                                                        Secretary, Lincoln Advisor Funds, Inc.; Lincoln National
                                                        Aggressive Growth Fund, Inc.; Lincoln National Capital
                                                        Appreciation Fund, Inc. Lincoln National Equity-Income Fund,
                                                        Inc.; Lincoln National Growth Fund, Inc.; Lincoln National

                                              Position,                Other Substantial Business
                                              Investment               Profession, Vocation or
    Name                                      Adviser                  Employment; Address
    ----                                      ----------               --------------------------
C. Suzanne Womack (Con't)                                              International Fund, Inc.; Lincoln
                                                                       National Managed Fund, Inc.;
                                                                       Lincoln National Money Market
                                                                       Fund, Inc.; Lincoln National
                                                                       Putnam Master Fund; Lincoln
                                                                       National Social Awareness Fund,
                                                                       Inc.; Lincoln National Special
                                                                       Opportunities Fund, Inc.; Lincoln
                                                                       National Variable Annuity Fund A;
                                                                       Lincoln National Variable Annuity
                                                                       Fund B, 200 East Berry Street,
                                                                       Fort Wayne, Indiana 46802



     (b)   The Sub-Adviser.

           As of March 12, 1997, the officers and/or directors of the sub-advisor held the following positions:

                           JANUS CAPITAL CORPORATION
                            OFFICERS AND DIRECTORS

Thomas H. Bailey          President, Director, Chairman and Chief
                           Executive Officer


James P. Craig, III       Vice President, Chief Financial Officer and Director

James P. Goff, III        Vice President

Helen Y. Hayes            Vice President

Marjorie G. Hurd          Vice President and Chief Operations Officer

Warren B. Lammert, III    Vice President

Thomas F. Marsico         Vice President

Sharon S. Pichler         Vice President

Scott W. Schoelzel        Vice President

Ronald V. Speaker         Vice President

David C. Tucker           Vice President and General Counsel, Secretary

George W. Hagerman        Vice President of Institutional Services and Director
                          of Advisory Service

E. Joy Heckendorf         Vice President of Retail Marketing

R. Timothy Hudner         Vice President of Information Systems

Matthew R. Luoma          Vice President of Accounting and Taxation

Stuart L. Novek           Vice President of Retail Marketing

Christine K. Snyder       Vice President of Public Relations

Mary Lucille Watson       Vice President of Institutional Services

Mark B. Whiston           Vice President and Chief Marketing Officer

John B. Mezger            Vice President of Institutional Services

John E. Ostrander         Vice President of Institutional Services

Leon E. Richardson        Vice President of Institutional Services

Lars O. Soderberg         Vice President of Institutional Services
                           and Director of Defined Contributions Services

David W. Agostine         Vice President of Institutional Services

Steven R. Goodbarn        Vice President of Finance, Treasurer, Chief Financial
                          Officer

Russell P. Shipman        Assistant Vice President of

                          Institutional Services

Stephen L. Stieneker      Assistant General Counsel, Chief Compliance Officer
                           and Vice President of Compliance

Jennifer A. Davis         Assistant Secretary

Mark E. Stanish           Assistant Treasurer

Michael E. Herman         Independent Director

Thomas A. McDonnell       Independent Director

Michael Stolper           Independent Director

Item 29.   Principal Underwriters

           Not applicable.

Item 30.   Location of Accounts and Records

           See Exhibit 19.

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           Registrant furnishes the following undertakings pursuant to the Securities Act of 1933 (the "Act"):

           (a) - (c): See prior filings.

           (d) Registrant undertakes to provide, without charge, a copy of the Fund's most recent Annual Report to any recipients of its Prospectus who requests it.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Wayne, and State of Indiana, on the 14th day of April, 1997.


                                          LINCOLN NATIONAL
                                          CAPITAL APPRECIATION FUND, INC.


                                          By /s/ Kelly D. Clevenger
                                             ----------------------------
                                             Kelly D. Clevenger
                                             President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                                      Date
---------                   -----                                      ----

/s/ Kelly D. Clevenger      Chairman of the Board                 April 14, 1997
----------------------      and President
Kelly D. Clevenger          (Principal Executive Officer)

*                           Director                              April 14, 1997
----------------------
John B. Borsch, Jr.

*                           Director                              April 14, 1997
----------------------
Stanley R. Nelson

*                           Director                              April 14, 1997
----------------------
Barbara S. Kowalczyk

*                           Director                              April 14, 1997
----------------------
Nancy L. Frisby

*                           Chief Accounting Officer              April 14, 1997
----------------------      (Principal Accounting Officer)
Lantz Mintch

/s/ Janet C. Whitney        Vice President and Treasurer          April 14, 1997
----------------------      (Principal Financial Officer)
Janet C. Whitney

*By /s/ Jeremy Sachs,     pursuant to a Power of Attorney filed with the initial
   -------------------    filing of this Registration Statement.
   Jeremy Sachs

                                 EXHIBIT INDEX

Exhibit Number                      Exhibit Name
--------------                      ------------

     5 Sub-Investment Management Agreement between Lincoln National Investment Company and Janus Capital Corporation dated January 1, 1994.

     6                 Specimen Agents Contract

     8                 Custody Fee Schedule

     9(d) Services Agreement between Lincoln National Life Insurance Company, Delaware Management Holding Companies, Inc. and Delaware Services Company Inc. dated August 15, 1996

    11                 Consent of Ernst & Young LLP, Independent Auditors

    17(a)              Financial Data Schedule

    19                 Memorandum Concerning Books and Records